UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04719

The GAMCO Westwood Funds

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: March 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

GAMCO WESTWOOD FUNDS

Mighty MitesSM Fund

SmallCap Equity Fund

Income Fund

Equity Fund

Balanced Fund

Intermediate Bond Fund

Semiannual Report

March 31, 2012

GAMCO WESTWOOD FUNDS

(Unaudited)

	Class AAA Shares							Class A Shares
	Average Annual Returns – March 31, 2012 (a)							Average Annual Returns – March 31, 2012 (a)(b)(e)
	1 Year	5 Year	10 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	Maximum Sales Charge	1 Year	5 Year	10 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	Maximum Sales Charge
Mighty Mites	(1.37)%	5.25%	9.60%	11.23%	1.48%	1.48%	None	(5.50)%	4.19%	8.89%	10.72%	1.73%	1.73%	4.00%
SmallCap Equity	(6.39)	2.77	5.07	6.74	1.69	1.50	None	(10.34)	1.69	4.43	6.32	1.94	1.75	4.00
Income	4.73	(0.09)	7.33	6.98	2.75	2.00	None	0.17	(1.13)	6.63	6.49	3.00	2.25	4.00
Equity	3.86	0.44	4.48	9.72	1.52	1.52	None	(0.44)	(0.59)	3.80	9.33	1.77	1.77	4.00
Balanced	4.63	2.66	5.01	8.54	1.22	1.22	None	0.20	1.57	4.33	8.06	1.47	1.47	4.00
Intermediate Bond	5.38	4.97	4.57	5.52	1.40	1.00	None	0.92	3.98	4.04	5.25	1.50	1.10	4.00

	Class B Shares							Class C Shares
	Average Annual Returns – March 31, 2012 (a)(c)(e)							Average Annual Returns – March 31, 2012 (a)(d)(e)
	1 Year	5 Year	10 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	Maximum Sales Charge	1 Year	5 Year	10 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	Maximum Sales Charge
Mighty Mites	(7.15)%	4.10%	8.76%	10.58%	2.23%	2.23%	5.00%	(3.03)%	4.51%	8.79%	10.61%	2.23%	2.23%	1.00%
SmallCap Equity	Class B Shares have been discontinued.							(8.04)	2.01	4.21	6.14	2.44	2.25	1.00
Income	Class B Shares have been discontinued.							2.94	(0.83)	6.62	6.51	3.50	2.75	1.00
Equity	Class B Shares have been discontinued.							2.03	(0.31)	3.70	9.28	2.27	2.27	1.00
Balanced	(1.15)	1.50	4.22	8.00	1.97	1.97	5.00	2.87	1.90	4.23	8.03	1.97	1.97	1.00
Intermediate Bond	(0.49)	3.83	3.79	5.09	2.15	1.75	5.00	3.50	4.51	3.81	5.12	2.15	1.75	1.00

	Class I Shares
	Average Annual Returns – March 31, 2012 (a)(e)
	1 Year	5 Year	10 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	Maximum Sales Charge
Mighty Mites	(1.09)%	5.48%	9.72%	11.32%	1.23%	1.23%	None
SmallCap Equity	(6.17)	2.98	5.18	6.81	1.44	1.25	None
Income	4.87	0.12	7.44	7.06	2.50	1.75	None
Equity	4.05	0.67	4.60	9.77	1.27	1.27	None
Balanced	4.90	2.87	5.12	8.60	0.97	0.97	None
Intermediate Bond	5.53	5.16	4.67	5.57	1.15	0.75	None

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The gross expense ratios and expense ratios after Adviser reimbursement are those ratios in the current prospectus dated January 27, 2012. See pages 26-31, respectively, for the expense ratios for the six months ended March 31, 2012. For the SmallCap Equity, Income, and Intermediate Bond Funds (and for the Mighty Mites Fund through September 30, 2005), Teton Advisors, LLC (the “Adviser”) reimbursed expenses to limit the expense ratio. Had such limitations not been in place, returns would have been lower. The contractual expense limitations are in effect through January 31, 2013 and are renewable annually by the Adviser. Current performance may be lower or higher than the performance data presented. Visit www.tetonadv.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Funds before investing. The prospectus contains information about these and other matters and should be read carefully before investing.

(b)	Includes the effect of the maximum 4.0% sales charge at the beginning of the period.
(c)	Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 5% and is gradually reduced to 0% after six years.
(d)	Assuming payment of the 1% maximum CDSC imposed on redemptions made within one year of purchase.
(e)

The performance of the Class AAA Shares is used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares. The performance for the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The performance for the Class I Shares would have been higher due to the lower expenses associated with this class of shares. The inception dates for the Class AAA Shares and the initial issuance dates for the Class A Shares, Class B Shares, Class C Shares, and Class I Shares after which shares remained continuously outstanding are listed below.

	Class AAA Shares	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Mighty Mites	05/11/98	11/26/01	06/06/01	08/03/01	01/11/08
SmallCap Equity	04/15/97	11/26/01	—	11/26/01	01/11/08
Income	09/30/97	05/09/01	—	11/26/01	01/11/08
Equity	01/02/87	01/28/94	—	02/13/01	01/11/08
Balanced	10/01/91	04/06/93	03/27/01	09/25/01	01/11/08
Intermediate Bond	10/01/91	07/26/01	03/27/01	10/22/01	01/11/08

Morningstar® Ratings Based on Risk-Adjusted Returns as of March 31, 2012.

		Overall Rating		3 Year Rating		5 Year Rating		10 Year Rating

FUND	Morningstar Category	Stars	# of Funds	Stars	# of Funds	Stars	# of Funds	Stars	# of Funds

GAMCO Westwood Mighty Mites AAA	Small Blend	««««	585	«««	585	«««««	493	«««««	304
GAMCO Westwood Mighty Mites A	Small Blend	««««	585	««	585	«««««	493	«««««	304
GAMCO Westwood Mighty Mites B	Small Blend	««««	585	««	585	«««««	493	«««««	304
GAMCO Westwood Mighty Mites C	Small Blend	««««	585	««	585	«««««	493	«««««	304
GAMCO Westwood Mighty Mites I	Small Blend	«««	585	«««	585	«««««	493	«««««	304

GAMCO Westwood SmallCap Equity AAA	Small Blend	««	585	««««	585	««	493	«	304
GAMCO Westwood SmallCap Equity A	Small Blend	««	585	««««	585	««	493	«	304
GAMCO Westwood SmallCap Equity C	Small Blend	««	585	««««	585	««	493	«	304
GAMCO Westwood SmallCap Equity I	Small Blend	««««	585	««««	585	«««	493	«	304

GAMCO Westwood Income AAA	Large Value	««««	1098	«««	1098	««««	973	«««««	570
GAMCO Westwood Income A	Large Value	«««	1098	««	1098	«««	973	«««««	570
GAMCO Westwood Income C	Large Value	««««	1098	«««	1098	««««	973	«««««	570
GAMCO Westwood Income I	Large Value	«««	1098	«««	1098	««««	973	«««««	570

GAMCO Westwood Equity AAA	Large Blend	«««	1578	«	1578	«««	1387	««««	843
GAMCO Westwood Equity A	Large Blend	««	1578	«	1578	««	1387	«««	843
GAMCO Westwood Equity C	Large Blend	««	1578	«	1578	««	1387	«««	843
GAMCO Westwood Equity I	Large Blend	«	1578	«	1578	«««	1387	««««	843

GAMCO Westwood Balanced AAA	Moderate Allocation	«««	839	«	839	«««	749	«««	404
GAMCO Westwood Balanced A	Moderate Allocation	«««	839	«	839	«««	749	«««	404
GAMCO Westwood Balanced B	Moderate Allocation	«««	839	«	839	«««	749	«««	404
GAMCO Westwood Balanced C	Moderate Allocation	«««	839	«	839	«««	749	«««	404
GAMCO Westwood Balanced I	Moderate Allocation	«	839	«	839	«««	749	««««	404

GAMCO Westwood Intermediate Bond AAA	Intermediate-Term Bond	««	1013	«	1013	««	869	««	589
GAMCO Westwood Intermediate Bond A	Intermediate-Term Bond	«	1013	«	1013	««	869	«	589
GAMCO Westwood Intermediate Bond B	Intermediate-Term Bond	«	1013	«	1013	««	869	«	589
GAMCO Westwood Intermediate Bond C	Intermediate-Term Bond	«	1013	«	1013	««	869	«	589
GAMCO Westwood Intermediate Bond I	Intermediate-Term Bond	«	1013	«	1013	««	869	««	589

The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with its three, five and ten year (if applicable) Morningstar Rating metrics. Data presented reflects past performance, which is no guarantee of future results. Ratings are for Class AAA, A, B, C, or I shares. For each fund with at least a three year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure (including the effects of sales charges, loads, and redemption fees) that accounts for variation in a fund’s monthly performance, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Strong relative performance is not indicative of positive fund returns. © 2012 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Teton Advisors, Inc. is the investment manager for all GAMCO Westwood Funds. Investors should carefully consider the investment objectives, risks, sales charges and expenses of a fund before investing. Each Fund’s prospectus contains information about these and other matters and should be read carefully before investing and is available by calling 800-WESTWOOD, online at www.tetonadv.com or from your financial adviser. Distributed by G.distributors, LLC, One Corporate Center, Rye, NY 10580. Call 800-WESTWOOD for a prospectus.

GAMCO Westwood Funds

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2011 through March 31, 2012

Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return:  This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return:  This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/11	Ending Account Value 03/31/12	Annualized Expense Ratio	Expenses Paid During Period*
The GAMCO Westwood Mighty Mites Fund
Actual Fund Return
Class AAA	$1,000.00	$1,208.80	1.48%	$8.22
Class A	$1,000.00	$1,207.40	1.73%	$9.60
Class B	$1,000.00	$1,203.50	2.23%	$12.35
Class C	$1,000.00	$1,204.50	2.23%	$12.36
Class I	$1,000.00	$1,209.70	1.23%	$6.83
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.70	1.48%	$7.51
Class A	$1,000.00	$1,016.44	1.73%	$8.77
Class B	$1,000.00	$1,013.93	2.23%	$11.29
Class C	$1,000.00	$1,013.93	2.23%	$11.29
Class I	$1,000.00	$1,018.95	1.23%	$6.24
The GAMCO Westwood SmallCap Equity Fund
Actual Fund Return
Class AAA	$1,000.00	$1,298.10	1.50%	$8.66
Class A	$1,000.00	$1,296.50	1.75%	$10.10
Class C	$1,000.00	$1,293.10	2.25%	$12.97
Class I	$1,000.00	$1,300.30	1.25%	$7.23
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.60	1.50%	$7.61
Class A	$1,000.00	$1,016.34	1.75%	$8.87
Class C	$1,000.00	$1,013.83	2.25%	$11.39
Class I	$1,000.00	$1,018.85	1.25%	$6.34
The GAMCO Westwood Income Fund
Actual Fund Return
Class AAA	$1,000.00	$1,163.80	2.00%	$10.88
Class A	$1,000.00	$1,162.70	2.25%	$12.23
Class C	$1,000.00	$1,159.20	2.75%	$14.93
Class I	$1,000.00	$1,165.30	1.75%	$9.52
Hypothetical 5% Return
Class AAA	$1,000.00	$1,015.08	2.00%	$10.13
Class A	$1,000.00	$1,013.83	2.25%	$11.39
Class C	$1,000.00	$1,011.31	2.75%	$13.90
Class I	$1,000.00	$1,016.34	1.75%	$8.87
The GAMCO Westwood Equity Fund
Actual Fund Return
Class AAA	$1,000.00	$1,264.60	1.56%	$8.88
Class A	$1,000.00	$1,263.70	1.81%	$10.30
Class C	$1,000.00	$1,259.30	2.31%	$13.12
Class I	$1,000.00	$1,265.10	1.31%	$7.46
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.29	1.56%	$7.91
Class A	$1,000.00	$1,016.04	1.81%	$9.17
Class C	$1,000.00	$1,013.52	2.31%	$11.69
Class I	$1,000.00	$1,018.55	1.31%	$6.65
The GAMCO Westwood Balanced Fund
Actual Fund Return
Class AAA	$1,000.00	$1,162.20	1.26%	$6.85
Class A	$1,000.00	$1,160.10	1.51%	$8.20
Class B	$1,000.00	$1,157.70	2.01%	$10.90
Class C	$1,000.00	$1,158.80	2.01%	$10.91
Class I	$1,000.00	$1,163.80	1.01%	$5.49
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.80	1.26%	$6.39
Class A	$1,000.00	$1,017.55	1.51%	$7.66
Class B	$1,000.00	$1,015.03	2.01%	$10.18
Class C	$1,000.00	$1,015.03	2.01%	$10.18
Class I	$1,000.00	$1,020.06	1.01%	$5.13
The GAMCO Westwood Intermediate Bond Fund
Actual Fund Return
Class AAA	$1,000.00	$1,013.80	1.00%	$5.06
Class A	$1,000.00	$1,011.60	1.10%	$5.56
Class B	$1,000.00	$1,009.10	1.75%	$8.84
Class C	$1,000.00	$1,009.40	1.75%	$8.84
Class I	$1,000.00	$1,014.00	0.75%	$3.80
Hypothetical 5% Return
Class AAA	$1,000.00	$1,020.11	1.00%	$5.08
Class A	$1,000.00	$1,019.61	1.10%	$5.58
Class B	$1,000.00	$1,016.34	1.75%	$8.87
Class C	$1,000.00	$1,016.34	1.75%	$8.87
Class I	$1,000.00	$1,021.37	0.75%	$3.81

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of March 31, 2012:

GAMCO Westwood Mighty Mites Fund

U.S. Government Obligations	14.5%
Health Care	10.0%
Diversified Industrial	8.3%
Financial Services	7.0%
Electronics	5.8%
Equipment and Supplies	5.1%
Business Services	4.2%
Consumer Products	3.9%
Automotive: Parts and Accessories	3.4%
Computer Software and Services	3.4%
Food and Beverage	3.3%
Broadcasting	2.9%
Retail	2.3%
Restaurants	2.3%
Aviation: Parts and Services	2.3%
Machinery	2.2%
Specialty Chemicals	1.9%
Publishing	1.7%
Hotels and Gaming	1.5%
Energy and Utilities: Services	1.3%
Metals and Mining	1.2%
Real Estate	1.2%
Commercial Services	1.0%
Telecommunications	1.0%
Energy and Utilities: Natural Gas	1.0%

Educational Services	1.0%
Energy and Utilities: Water	0.7%
Building and Construction	0.7%
Energy and Utilities: Oil	0.7%
Semiconductors	0.6%
Automotive	0.5%
Manufactured Housing and Recreational Vehicles	0.4%
Consumer Services	0.4%
Energy and Utilities: Integrated	0.4%
Entertainment	0.4%
Transportation	0.3%
Environmental Control	0.3%
Communications Equipment	0.3%
Aerospace and Defense	0.3%
Agriculture	0.2%
Paper and Forest Products	0.1%
Energy and Utilities: Electric	0.1%
Closed-End Business Development Company	0.1%
Cable	0.0%
Energy and Utilities: Alternative Energy	0.0%
Airlines	0.0%
Computer Hardware	0.0%
Other Assets and Liabilities (Net)	(0.2)%

100.0%

GAMCO Westwood SmallCap Equity Fund

Financial Services	14.0%
Electronics	11.3%
Energy and Utilities	9.0%
Computer Software and Services	7.9%
Health Care	7.2%
Retail	6.4%
Diversified Industrial	6.1%
Semiconductors	5.6%
Business Services	5.6%
Building and Construction	3.7%
Equipment and Supplies	3.6%
Aerospace	3.4%
Computer Hardware	2.6%
U.S. Government Obligations	2.2%
Machinery	1.9%

Metals and Mining	1.8%
Consumer Products	1.5%
Specialty Chemicals	1.3%
Telecommunications	1.2%
Commercial Services	1.0%
Entertainment	0.8%
Automotive: Parts and Accessories	0.5%
Automotive	0.4%
Publishing	0.4%
Aviation: Parts and Services	0.3%
Communications Equipment	0.1%
Other Assets and Liabilities (Net)	0.2%

100.0%

GAMCO Westwood Income Fund

Health Care	13.8%
Financial Services	12.8%
Food and Beverage	12.6%
U.S. Government Obligations	8.7%
Energy and Utilities: Oil	5.5%
Specialty Chemicals	4.8%
Energy and Utilities: Services	4.5%
Energy and Utilities: Natural Gas	4.1%
Diversified Industrial	3.8%
Telecommunications	3.8%
Banking	3.6%
Electronics	3.5%
Energy and Utilities: Water	3.5%

Paper and Forest Products	2.9%
Consumer Products	2.2%
Wireless Communications	2.2%
Real Estate Investment Trusts	1.6%
Retail	1.6%
Energy and Utilities: Integrated	0.9%
Computer Hardware	0.9%
Metals and Mining	0.8%
Agriculture	0.5%
Other Assets and Liabilities (Net)	1.4%

100.0%

Summary of Portfolio Holdings (Continued) (Unaudited)

GAMCO Westwood Equity Fund

Health Care	18.5%
Financial Services	11.1%
Banking	8.2%
Energy: Oil	7.9%
Energy: Natural Gas	6.1%
Retail	6.0%
Computer Software and Services	5.1%
Energy: Integrated	4.1%
Entertainment	4.0%
Aerospace	3.1%
Electronics	3.1%
Telecommunications	3.0%
Machinery	2.9%

Food and Beverage	2.2%
Consumer Products	2.2%
Automotive	2.1%
Diversified Industrial	2.0%
Computer Hardware	2.0%
Cable and Satellite	2.0%
Specialty Chemicals	2.0%
Transportation	2.0%
Mutual Funds	1.1%
Other Assets and Liabilities (Net)	(0.7)%

100.0%

GAMCO Westwood Balanced Fund

Health Care	11.4%
U.S. Government Obligations	10.9%
Banking	9.1%
Financial Services	8.2%
Energy: Oil	7.3%
U.S. Government Agency Obligations	6.9%
Energy: Natural Gas	4.8%
Computer Software and Services	4.0%
Retail	3.9%
Electronics	3.8%
Energy: Integrated	2.9%
Diversified Industrial	2.8%
Entertainment	2.6%
Mutual Funds	2.5%
Telecommunications	2.5%

Transportation	2.4%
Food and Beverage	2.2%
Aerospace	2.0%
Specialty Chemicals	1.6%
Machinery	1.6%
Consumer Products	1.4%
Automotive	1.4%
Cable and Satellite	1.2%
Computer Hardware	1.1%
Metals and Mining	0.8%
Wireless Communications	0.8%
Real Estate Investment Trusts	0.7%
Other Assets and Liabilities (Net)	(0.8)%

100.0%

GAMCO Westwood Intermediate Bond Fund

Corporate Bonds	39.6%
U.S. Government Agency Obligations	27.7%
U.S. Government Obligations	28.4%
Short-Term Investments	8.3%

Other Assets and Liabilities (Net)	(4.0)%

100.0%

The GAMCO Westwood Funds (the “Funds”) file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

Each Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities are available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) visiting the SEC’s website at www.sec.gov.

GAMCO Westwood Mighty Mites Fund

Schedule of Investments — March 31, 2012 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 85.5%

	Aerospace and Defense — 0.3%
188,188	Innovative Solutions & Support Inc.†	$948,332	$829,909
157,229	Kratos Defense & Security Solutions Inc.†	1,672,720	839,603

		2,621,052	1,669,512

	Agriculture — 0.2%
225	J.G. Boswell Co.	144,675	168,750
59,000	Limoneira Co.	1,213,541	996,510

		1,358,216	1,165,260

	Airlines — 0.0%
225,000	AMR Corp.†	86,373	110,700
6,000	Pinnacle Airlines Corp.†	15,179	8,100

		101,552	118,800

	Automotive — 0.5%
26,200	Lithia Motors Inc., Cl. A	462,577	686,440
66,500	Sonic Automotive Inc., Cl. A	849,600	1,191,015
95,000	Wabash National Corp.†	178,679	983,250

		1,490,856	2,860,705

	Automotive: Parts and Accessories — 3.3%
5,000	China Automotive Systems Inc.†	25,813	34,200
105,000	Dana Holding Corp.	624,230	1,627,500
24,000	Federal-Mogul Corp.†	359,877	413,040
300,548	Midas Inc.†	2,702,180	3,450,291
136,600	Modine Manufacturing Co.†	1,052,167	1,206,178
22,500	Puradyn Filter Technologies Inc.†.	6,760	3,150
20,438	Shiloh Industries Inc.	209,477	194,774
27,200	Spartan Motors Inc.	137,501	143,888
279,900	Standard Motor Products Inc.	2,532,152	4,965,426
163,293	Strattec Security Corp.	3,338,879	3,821,056
95,032	Superior Industries International Inc.	1,535,346	1,856,925
40,000	Tenneco Inc.†	124,690	1,486,000
50,000	The Pep Boys - Manny, Moe & Jack	642,490	746,000

		13,291,562	19,948,428

	Aviation: Parts and Services — 2.3%
13,500	Astronics Corp.†	207,652	471,960
1,350	Astronics Corp., Cl. B†	20,537	51,239
82,974	Ducommun Inc.†	1,715,352	987,391
1,178,800	GenCorp Inc.†	5,109,654	8,369,480
115,301	Kaman Corp.	2,016,335	3,914,469

		9,069,530	13,794,539

	Broadcasting — 2.9%
654,200	Acme Communications Inc.	700,101	542,986
546,900	Beasley Broadcast Group Inc., Cl. A†(a)	2,910,328	2,351,670
60,000	Crown Media Holdings Inc., Cl. A†	309,557	95,400
3,700	Cumulus Media Inc., Cl. A†	2,201	12,913
73,800	Entercom Communications Corp., Cl. A†	57,010	478,962
15,000	Equity Media Holdings Corp.†	44,866	26
188,761	Fisher Communications Inc.†	3,939,043	5,798,738
924	Granite Broadcasting Corp.†(b)	24,780	0
617,500	Gray Television Inc.†	406,570	1,167,075
30,832	Gray Television Inc., Cl. A†	52,106	50,873
148,604	LIN TV Corp., Cl. A†	281,803	601,845
863,929	Media General Inc., Cl. A†	3,741,404	4,440,595
318,132	Salem Communications Corp., Cl. A	1,186,326	1,498,402

Shares		Cost	Market Value

50,000	Sinclair Broadcast Group Inc., Cl. A	$89,853	$553,000

		13,745,948	17,592,485

	Building and Construction — 0.7%
595,000	Huttig Building Products Inc.†	571,046	862,750
176,000	Material Sciences Corp.†	327,125	1,452,000
55,774	MYR Group Inc.†	1,297,156	996,124
25,200	The Monarch Cement Co.	656,961	656,460

		2,852,288	3,967,334

	Business Services — 4.2%
27,700	ACCO Brands Corp.†	350,854	343,757
28,000	ANC Rental Corp.†(b)	840	3
241,000	Ascent Capital Group Inc., Cl. A†	6,356,530	11,396,890
16,000	Cenveo Inc.†	56,125	54,080
103	Chazak Value Corp.†(b)	0	0
51,100	EDGAR Online Inc.†	98,631	43,435
657,889	Edgewater Technology Inc.†(a)	2,000,320	2,578,925
50,000	Fortegra Financial Corp.†	394,500	418,000
105,236	GP Strategies Corp.†	958,211	1,841,630
16,000	Intermec Inc.†	128,974	123,680
343,000	Internap Network Services Corp.†	2,155,556	2,517,620
7,000	Keynote Systems Inc.	132,421	138,320
1,500	Liquidity Services Inc.†	7,976	67,200
290,900	Pure Technologies Ltd.†	1,343,932	1,201,572
47,595	SearchMedia Holdings Ltd.†	262,020	83,291
175,438	Stamps.com Inc.†	1,576,772	4,891,211
175,000	Trans-Lux Corp.†	79,616	108,500

		15,903,278	25,808,114

	Cable — 0.0%
90,000	Adelphia Communications Corp., Cl. A†(b)	15,750	0
90,000	Adelphia Communications Corp., Cl. A, Escrow†(b)	0	0
90,000	Adelphia Recovery Trust†	0	63
22,500	Outdoor Channel Holdings Inc.	158,571	164,475

		174,321	164,538

	Closed-End Business Development Company — 0.1%
45,000	MVC Capital Inc.	499,586	590,850

	Commercial Services — 1.0%
27,800	ICF International Inc.†	658,922	705,286
32,029	KAR Auction Services Inc.†	443,660	519,190
20,000	Macquarie Infrastructure Co. LLC	363,599	659,800
33,000	McGrath Rentcorp	889,126	1,059,630
30,000	Pendrell Corp.†	48,782	78,300
208,375	PRGX Global Inc.†	1,229,747	1,310,679
830,000	Swisher Hygiene Inc.†	854,510	2,030,377

		4,488,346	6,363,262

	Communications Equipment — 0.3%
4,900	Communications Systems Inc.	53,589	64,337
20,000	Sycamore Networks Inc.†	281,495	354,800
265,077	Symmetricom Inc.†	1,459,762	1,529,494
3,000	Technical Communications Corp.	18,350	35,310
30,000	ViewCast.com Inc.†.	14,100	4,200

		1,827,296	1,988,141

	Computer Hardware — 0.0%
50,000	Dot Hill Systems Corp.†	147,720	75,500

	Computer Software and Services — 3.4%
226,900	Callidus Software Inc.†	1,384,954	1,772,089

See accompanying notes to financial statements.

GAMCO Westwood Mighty Mites Fund

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Computer Software and Services (Continued)
16,000	Cinedigm Digital Cinema Corp., Cl. A†	$27,077	$27,040
102,538	Computer Task Group Inc.†	957,516	1,570,882
3,511	Daegis Inc.†	6,827	5,934
30,204	Dynamics Research Corp.†	424,811	291,167
70,000	EarthLink Inc.	528,346	559,300
30,000	Emulex Corp.†	230,745	311,400
676,000	FalconStor Software Inc.†	2,500,359	2,528,240
446,900	Furmanite Corp.†	2,653,089	2,869,098
1,910	Gemalto NV	10,942	126,070
443,237	Global Sources Ltd.†	3,238,335	2,730,340
45,300	GSE Systems Inc.†	245,965	108,267
153,000	Guidance Software Inc.†	955,578	1,690,650
320,000	Harris Interactive Inc.†	360,794	425,600
437,709	Lionbridge Technologies Inc.†	1,558,896	1,260,602
107,900	Mercury Computer Systems Inc.†	1,571,961	1,429,675
4,400	MTS Systems Corp.	166,619	233,596
154,831	Official Payments Holdings Inc.†	884,484	784,993
115,096	Pervasive Software Inc.†	754,855	689,425
37,600	Rimage Corp.	472,573	376,376
51,541	Schawk Inc.	793,623	644,778
1,000	Trident Microsystems Inc.†	1,836	330
3,800	Tyler Technologies Inc.†	39,378	145,958

		19,769,563	20,581,810

	Consumer Products — 3.9%
244,289	A. T. Cross Co., Cl. A†	2,436,018	2,941,240
18,000	Adams Golf Inc.†	122,578	193,140
2,000	Brunswick Corp.	30,085	51,500
29,000	Callaway Golf Co.	191,165	196,040
600,000	Eastman Kodak Co.†	318,075	191,400
56,000	Heelys Inc.†	210,095	123,200
4,300	Johnson Outdoors Inc., Cl. A†	33,657	82,130
119,376	Kid Brands Inc.†	869,672	322,315
11,400	Lakeland Industries Inc.†	109,829	117,135
560,020	Marine Products Corp.	3,446,310	3,332,119
15,500	MarineMax Inc.†	73,003	127,565
200	National Presto Industries Inc.	5,745	15,172
126,390	Oil-Dri Corp. of America	2,236,322	2,690,843
22,550	PC Group Inc.†	36,025	440
900,039	Schiff Nutrition International Inc.†	6,414,627	11,061,479
62,900	Steinway Musical Instruments Inc.†	1,226,627	1,572,500
41,530	Syratech Corp.†	10,383	29
157,917	The Wet Seal Inc., Cl. A†	580,500	544,814
122,200	ValueVision Media Inc., Cl. A†	562,046	252,954

		18,912,762	23,816,015

	Consumer Services — 0.4%
485,500	1-800-FLOWERS.COM Inc., Cl. A†	1,407,277	1,471,065
27,000	Bowlin Travel Centers Inc.†	30,327	37,800
800	Collectors Universe Inc.	1,329	13,792
175,000	Stewart Enterprises Inc., Cl. A	1,023,574	1,062,250
3,500	Valassis Communications Inc.†	4,639	80,500

		2,467,146	2,665,407

	Diversified Industrial — 8.3%
54,000	American Railcar Industries Inc.†	726,623	1,269,540
204,300	Ampco-Pittsburgh Corp.	5,105,609	4,112,559
155,800	Burnham Holdings Inc., Cl. A(a)	2,247,662	2,391,530
125,197	Chase Corp.	1,755,172	1,971,853
127,300	Columbus McKinnon Corp.†	2,109,769	2,073,717
153,000	FormFactor Inc.†	1,319,055	853,740

Shares		Cost	Market Value

49,300	Graham Corp.	$701,770	$1,079,177
261,603	Griffon Corp.	2,725,759	2,799,152
393,800	Handy & Harman Ltd.†	2,383,052	5,686,472
25,000	Haulotte Group SA†	134,090	287,080
237,600	Katy Industries Inc.†	294,870	142,560
13,564	L.B. Foster Co., Cl. A	430,775	386,710
127,003	Lawson Products Inc.	2,538,894	1,919,015
163,449	Lydall Inc.†	1,506,227	1,665,545
60,255	Magnetek Inc.†	1,157,679	1,159,306
307,900	Myers Industries Inc.	2,828,673	4,541,525
408,525	National Patent Development Corp.†	639,996	1,217,405
211,475	Park-Ohio Holdings Corp.†	3,728,120	4,240,074
2,500	Raven Industries Inc.	126,243	152,525
13,700	RWC Inc.†	238,058	125,013
374,935	Sevcon Inc.†(a)	1,932,073	2,523,313
82,500	Standex International Corp.	2,442,710	3,398,175
380,000	Techprecision Corp.†	765,168	285,000
70,083	Tredegar Corp.	1,288,325	1,372,926
163,968	Twin Disc Inc.	3,462,078	4,277,925
62,990	Vishay Precision Group Inc.†	1,040,457	934,142

		43,628,907	50,865,979

	Educational Services — 1.0%
500	Archipelago Learning Inc.†	5,496	5,560
357,000	Corinthian Colleges Inc.†	1,907,664	1,477,980
326,119	Universal Technical Institute Inc.	6,032,935	4,301,510
108,500	Voyager Learning Co., Escrow(b)	0	0

		7,946,095	5,785,050

	Electronics — 5.8%
10,000	A123 Systems Inc.†	114,330	11,200
37,500	Alliance Semiconductor Corp.†	99,246	5,250
45,451	Ballantyne Strong Inc.†	205,439	241,799
107,300	Bel Fuse Inc., Cl. A	2,027,088	2,089,131
1,800	Bel Fuse Inc., Cl. B	36,012	31,806
73,950	BTU International Inc.†	296,355	228,505
17,139	CSR plc, ADR†	251,601	251,601
301,500	CTS Corp.	2,343,352	3,171,780
25,000	Daktronics Inc.	237,588	222,250
101,867	Dialight plc	1,243,483	1,499,002
85,949	Electro Scientific Industries Inc.	1,085,665	1,290,094
46,400	IMAX Corp.†	189,037	1,134,016
4,000	Iteris Inc.†	5,620	5,960
233,300	LeCroy Corp.†	976,997	2,423,987
52,500	Mesa Laboratories Inc.	1,311,455	2,589,300
72,800	Methode Electronics Inc.	363,791	675,584
75,000	MOCON Inc.	1,121,749	1,219,500
69,500	MoSys Inc.†	130,660	275,915
63,800	Newport Corp.†	399,295	1,130,536
51,200	Park Electrochemical Corp.	1,104,059	1,547,776
70,000	Pericom Semiconductor Corp.†	699,279	566,300
668,271	Pulse Electronics Corp.	3,164,262	1,677,360
14,000	Rofin-Sinar Technologies Inc.†	363,867	369,180
78,000	Schmitt Industries Inc.†	211,687	256,620
265,200	Stoneridge Inc.†	1,373,924	2,622,828
32,000	Texas Industries Inc.	1,059,186	1,120,320
134,900	Ultra Clean Holdings†	287,575	1,017,146
229,650	Ultralife Corp.†	1,293,272	1,189,587
87,800	Ultratech Inc.†	1,451,993	2,544,444
209,000	Zygo Corp.†	1,654,584	4,090,130

		25,102,451	35,498,907

	Energy and Utilities: Alternative Energy — 0.0%
77,590	China Hydroelectric Corp., ADR†	462,866	156,732

See accompanying notes to financial statements.

GAMCO Westwood Mighty Mites Fund

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Energy and Utilities: Electric — 0.1%
20,000	Central Vermont Public Service Corp.	$626,060	$704,000

	Energy and Utilities: Integrated — 0.4%
600	CH Energy Group Inc.	32,363	40,038
295,300	Headwaters Inc.†	1,153,924	1,234,354
30,000	MGE Energy Inc.	1,046,636	1,331,700

		2,232,923	2,606,092

	Energy and Utilities: Natural Gas — 1.0%
71,554	Abraxas Petroleum Corp.†	291,491	223,248
22,342	American DG Energy Inc.†	57,459	47,812
34,500	Chesapeake Utilities Corp.	946,099	1,418,640
80,507	Corning Natural Gas Corp.	857,412	1,368,610
41,290	Delta Natural Gas Co. Inc.	1,154,988	1,569,020
95,800	Gastar Exploration Ltd.†	406,048	286,442
1,000	Midway Energy Ltd.†	4,810	4,401
3,000	Piedmont Natural Gas Co. Inc.	101,218	93,210
35,400	RGC Resources Inc.	401,299	651,360
20,300	U.S. Energy Corp.†	85,659	64,148
10,582	Whitecap Resources Inc.†	89,261	93,891

		4,395,744	5,820,782

	Energy and Utilities: Oil — 0.7%
194,844	Callon Petroleum Co.†	1,328,335	1,225,569
24,333	Halcon Resources Corp.†	137,637	228,247
10,900	Mitcham Industries Inc.†	173,694	244,814
63,600	Tesco Corp.†	543,737	902,484
197,600	Triangle Petroleum Corp.†	1,473,400	1,363,440

		3,656,803	3,964,554

	Energy and Utilities: Services — 1.3%
68,120	Archer Ltd.†	257,554	169,261
83,300	Dawson Geophysical Co.†	2,457,054	2,861,355
20,000	Flotek Industries Inc.†	199,476	240,400
24,690	Gulf Island Fabrication Inc.	677,075	722,676
76,044	Layne Christensen Co.†	1,989,522	1,691,979
70,100	Pike Electric Corp.†	661,297	576,923
90,000	RPC Inc.	173,633	954,900
9,500	Subsea 7 SA, ADR†	32,064	250,705
10,000	TGC Industries Inc.†	77,992	99,200
81,500	Union Drilling Inc.†	669,757	453,140

		7,195,424	8,020,539

	Energy and Utilities: Water — 0.7%
6,000	Artesian Resources Corp., Cl. A	73,322	112,740
42,174	Cadiz Inc.†	513,311	388,001
5,000	California Water Service Group	55,553	91,050
65,000	Consolidated Water Co. Ltd.	699,457	514,150
40,000	Energy Recovery Inc.†	202,556	92,000
11,200	Middlesex Water Co.	187,867	211,568
99,300	SJW Corp.	2,338,311	2,395,116
28,500	The York Water Co.	398,710	493,050

		4,469,087	4,297,675

	Entertainment — 0.4%
40,500	Canterbury Park Holding Corp.†	414,930	411,885
1,802	Chestnut Hill Ventures†(b)	67,956	154,160
252,500	Dover Motorsports Inc.†	513,680	373,700
674,641	Entravision Communications Corp., Cl. A	1,575,361	1,153,636
2,000	LodgeNet Interactive Corp.†	5,393	7,000
1,900	RealD Inc.†	16,072	25,650
15,000	Triple Crown Media Inc.†(b)	274	3

		2,593,666	2,126,034

Shares		Cost	Market Value

	Environmental Control — 0.3%
7,500	BioteQ Environmental Technologies Inc.†	$12,419	$1,316
319,800	Casella Waste Systems Inc., Cl. A†	1,659,961	1,992,354
300	Sharps Compliance Corp.†	759	1,104

		1,673,139	1,994,774

	Equipment and Supplies — 5.1%
1,000	AZZ Inc.	34,894	51,640
784,100	Capstone Turbine Corp.†	1,449,977	799,782
127,500	CIRCOR International Inc.	4,034,055	4,241,925
284,549	Core Molding Technologies Inc.†	954,655	2,617,851
285,090	Federal Signal Corp.†	1,844,921	1,585,100
308,804	Gerber Scientific Inc., Escrow†(b)	0	3,088
8,500	Gildemeister AG†	61,536	166,477
6,000	GrafTech International Ltd.†	37,988	71,640
590,000	Interpump Group SpA	4,162,140	5,032,142
20,000	Maezawa Kyuso Industries Co. Ltd.	108,117	294,551
87,500	Met-Pro Corp.	949,826	924,000
11,800	Mine Safety Appliances Co.	367,269	484,744
17,903	Powell Industries Inc.†	634,070	613,178
258,566	SL Industries Inc.†(a)	2,502,973	5,060,137
700	SRS Labs Inc.†	3,850	4,865
36,992	The Eastern Co.	547,632	739,840
44,063	The Gorman-Rupp Co.	1,138,066	1,285,758
15,000	The Greenbrier Companies Inc.†	216,179	296,850
270,836	The L.S. Starrett Co., Cl. A	3,157,817	3,507,326
48,979	Titan Machinery Inc.†	775,358	1,381,208
142,000	TransAct Technologies Inc.†	636,670	1,114,700
55,500	Vicor Corp.	409,310	444,000
27,000	WaterFurnace Renewable Energy Inc.	544,223	548,960
300	Watts Water Technologies Inc., Cl. A	4,589	12,225

		24,576,115	31,281,987

	Financial Services — 7.0%
49,400	Anchor Bancorp.†	508,737	419,900
45,500	BBCN Bancorp Inc.†	386,836	506,415
16,100	Berkshire Bancorp Inc.†	219,414	111,251
3,900	Berkshire Hills Bancorp Inc.	78,058	89,388
75	Burke & Herbert Bank and Trust Co.	95,726	167,400
40,000	Capital Financial Holdings Inc.†	35,200	2,240
6,791	Capitol Federal Financial Inc.	75,244	80,541
29,000	Crazy Woman Creek Bancorp Inc.†	501,616	245,050
28,866	Edelman Financial Group Inc.	177,619	190,804
449,010	Epoch Holding Corp.	3,534,805	10,722,359
173	Farmers & Merchants Bank of Long Beach	754,992	738,710
10,202	Fidelity Southern Corp.	66,404	68,761
183,600	Flushing Financial Corp.	2,555,541	2,471,256
10	Guaranty Corp., Cl. A†	137,500	352,000
121,710	Hallmark Financial Services†	1,036,129	960,292
6,600	Hampden Bancorp Inc.	75,984	79,530
227	Hampton Roads Bankshares Inc.†	18,089	688
16,000	Hancock Holding Co.	200,587	568,160
39,900	Heritage Financial Group Inc.	414,190	471,618
66,137	Hudson Valley Holding Corp.	1,248,858	1,066,790
175,723	JMP Group Inc.	1,462,799	1,296,836
30,000	Kaiser Federal Financial Group Inc.	300,000	419,700

See accompanying notes to financial statements.

GAMCO Westwood Mighty Mites Fund

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Financial Services (Continued)
90,843	KKR & Co. LP	$265,210	$1,347,202
148,462	Meadowbrook Insurance Group Inc.	1,429,095	1,385,150
90,000	Medallion Financial Corp.	695,704	1,004,400
11,055	New York Community Bancorp Inc.	143,811	153,775
28,500	Newport Bancorp Inc.†	356,595	381,188
5,697	Northrim BanCorp Inc.	119,035	122,599
40,000	Oritani Financial Corp.	412,856	587,200
6,000	Provident New York Bancorp.	70,885	50,760
45,300	Pzena Investment Management Inc., Cl. A	204,676	265,005
391,238	Steel Excel Inc.†	11,270,971	10,954,664
11	Sunwest Bank†	311,201	292,050
252,504	SWS Group Inc.	2,009,517	1,444,323
10,500	The Ziegler Companies Inc.†	202,341	224,438
220	TIB Financial Corp.†	3,300	2,847
7,500	Tree.com Inc.†	61,967	57,000
55,000	Trustco Bank Corp NY	253,000	314,050
45,900	Washington Trust Bancorp Inc.	1,029,683	1,108,026
87,100	Westfield Financial Inc.	746,912	688,961
38,100	Wilshire Bancorp Inc.†	330,044	184,023
100,000	WisdomTree Investments Inc.†	402,626	837,000
30,000	Xenith Bankshares Inc.†	127,500	127,200

		34,331,257	42,561,550

	Food and Beverage — 3.3%
2,300	Andrew Peller Ltd., Cl. A	22,063	23,497
200	Annie’s Inc.†	3,800	6,968
41,600	Calavo Growers Inc.	914,279	1,114,048
102,000	Caribou Coffee Co. Inc.†	1,047,861	1,901,280
35,000	Crumbs Bake Shop Inc.†	320,834	128,450
15,000	Diamond Foods Inc.	362,393	342,300
24,000	Feihe International Inc.†	213,983	75,840
1,100	Hanover Foods Corp., Cl. A	110,881	100,100
62,400	Inventure Foods Inc.†	282,704	309,504
2,000	J & J Snack Foods Corp.	28,830	104,920
228,300	Lifeway Foods Inc.†	2,213,439	2,111,775
16,800	MGP Ingredients Inc.	78,687	90,384
32,000	Peet’s Coffee & Tea Inc.†	1,338,707	2,358,400
7,800	Rock Field Co. Ltd.	125,557	150,968
5,900	Scheid Vineyards Inc., Cl. A†	89,940	62,009
275,000	Smart Balance Inc.†	1,422,228	1,817,750
162,000	Snyders-Lance Inc.	3,484,478	4,187,700
4,000	Spartan Stores Inc.	80,124	72,480
19,500	The Boston Beer Co. Inc., Cl. A†	526,832	2,082,405
48,000	The Hain Celestial Group Inc.†	989,778	2,102,880
270,000	Tingyi (Cayman Islands) Holding Corp.	393,787	780,563
280,000	Vitasoy International Holdings Ltd.	133,057	216,701
23,000	Willamette Valley Vineyards Inc.†	88,087	71,990

		14,272,329	20,212,912

	Health Care — 9.9%
32,960	Accuray Inc.†	244,893	232,698
5,000	Alere Inc.†	94,541	130,050
55,000	AngioDynamics Inc.†	720,930	673,750
12,800	ArthroCare Corp.†	140,635	343,680
349,148	BioLase Technology Inc.†	471,417	946,190
73,000	Bio-Reference Laboratories Inc.†	1,565,371	1,716,230
10,000	Boiron SA	166,957	338,628
700	Bruker Corp.†	4,186	10,717
404,139	Cantel Medical Corp.	6,049,965	10,139,848
19,000	Cardica Inc.†	77,646	40,660
105,000	CardioNet Inc.†	544,934	323,400

Shares		Cost	Market Value

63,600	Cardiovascular Systems Inc.†	$578,752	$588,300
62,500	Cepheid Inc.†	595,116	2,614,375
116,800	Cutera Inc.†	963,672	998,640
60,000	Cynosure Inc., Cl. A†	508,551	1,071,600
3,700	DexCom Inc.†	41,173	38,591
21,963	DGT Holdings Corp.†	314,640	218,093
118,300	Exactech Inc.†	1,966,090	1,875,055
19,870	Heska Corp.	169,276	226,121
1,000	ICU Medical Inc.†	27,679	49,160
10,000	Indevus Pharmaceuticals Inc., Escrow†(b)	0	11,000
552,900	InfuSystems Holdings Inc.†	1,464,327	1,072,626
172,500	IntriCon Corp.†	678,398	1,197,150
594,045	IRIS International Inc.†	6,132,492	8,025,548
195,597	LeMaitre Vascular Inc.	1,336,627	1,152,066
2,000	MAKO Surgical Corp.†	63,214	84,300
50,000	Meridian Bioscience Inc.	949,833	969,000
41,476	Metropolitan Health Networks Inc.†	219,129	388,630
88,500	Neogen Corp.†	542,924	3,457,695
1,800	NMT Medical Inc.†	5,643	6
1,000	Nutraceutical International Corp.†	11,755	14,560
44,612	Omnicell Inc.†	732,122	678,549
50,000	Opko Health Inc.†	108,408	236,500
17,500	Orthofix International NV†	279,401	657,650
132,800	Pain Therapeutics Inc.†	596,896	476,752
210,600	Palomar Medical Technologies Inc.†	2,909,292	1,967,004
1,500	Par Pharmaceutical Companies Inc.†	45,368	58,095
10,000	PreMD Inc.†	18,320	18
152,561	Quidel Corp.†	1,733,466	2,802,546
444,738	Rochester Medical Corp.†	4,878,817	4,362,880
84,400	RTI Biologics Inc.†	499,719	312,280
37,000	Skilled Healthcare Group Inc., Cl. A†	344,535	283,420
213,900	Strategic Diagnostics Inc.†	207,526	402,132
146,500	SurModics Inc.†	1,715,093	2,251,705
95,000	Syneron Medical Ltd.†	819,192	1,018,400
2,000	Targanta Therapeutics Corp., Escrow†(b)	0	1,280
500	ThermoGenesis Corp.†	1,140	445
14,000	Transcend Services Inc.†	409,122	410,900
125,000	Trinity Biotech plc, ADR	1,105,442	1,333,750
82,400	United-Guardian Inc.	729,252	1,512,040
5,500	Utah Medical Products Inc.	152,568	171,050
139,831	Vascular Solutions Inc.†	1,396,454	1,508,776
28,800	Young Innovations Inc.	592,009	890,496

		45,924,908	60,285,035

	Hotels and Gaming — 1.5%
66,540	Churchill Downs Inc.	2,282,157	3,719,586
262,000	Dover Downs Gaming & Entertainment Inc.	1,276,035	660,240
2,500	Florida Gaming Corp.†	6,252	8,313
4,000	Gaylord Entertainment Co.†	55,334	123,200
313,822	Morgans Hotel Group Co.†	2,444,604	1,553,419
8,500	Multimedia Games Holding Co. Inc.†	76,734	93,160
124,500	Pinnacle Entertainment Inc.†	1,278,197	1,432,995
114,000	The Marcus Corp.	1,322,114	1,430,700

		8,741,427	9,021,613

	Machinery — 2.2%
70,000	Astec Industries Inc.†	2,182,046	2,553,600
11,000	DXP Enterprises Inc.†	140,765	478,390
134,000	Flow International Corp.†	210,750	538,680
143,000	Global Power Equipment Group Inc.†	3,353,592	3,961,100

See accompanying notes to financial statements.

GAMCO Westwood Mighty Mites Fund

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Machinery (Continued)
6,000	Hardinge Inc.	$54,215	$56,760
108,111	Key Technology Inc.†	1,948,398	1,429,227
6,000	Lindsay Corp.	180,673	397,620
50,300	Tennant Co.	1,073,836	2,213,200
14,800	The Middleby Corp.†	464,969	1,497,464

		9,609,244	13,126,041

	Manufactured Housing and Recreational Vehicles — 0.4%
14,159	Arctic Cat Inc.†	190,725	606,430
17,000	Cavco Industries Inc.†	453,180	791,860
47,000	Nobility Homes Inc.†	472,786	364,250
60,083	Skyline Corp.	756,267	459,635
52,000	Winnebago Industries Inc.†	541,322	509,600

		2,414,280	2,731,775

	Metals and Mining — 1.2%
87,400	5N Plus Inc.†	315,355	318,949
650,000	Alkane Resources Ltd.†	704,489	986,389
20,000	Camino Minerals Corp.†	3,744	2,907
100,000	Duluth Metals Ltd.†	298,512	227,580
100,000	La Mancha Resources Inc.†	224,376	318,813
178,300	Materion Corp.†	3,773,991	5,122,559
600,000	Tanami Gold NL†	556,226	512,746

		5,876,693	7,489,943

	Paper and Forest Products — 0.1%
11,149	Keweenaw Land Association Ltd.†	986,940	836,064

	Publishing — 1.7%
171,300	Belo Corp., Cl. A	348,288	1,228,221
143,571	Cambium Learning Group Inc.†	545,692	380,463
920,000	Il Sole 24 Ore SpA†	1,702,435	934,368
1,140,000	Journal Communications Inc., Cl. A†	2,774,202	6,418,200
145,000	The E.W. Scripps Co., Cl. A†	533,809	1,431,150

		5,904,426	10,392,402

	Real Estate — 1.2%
7,000	Bresler & Reiner Inc.†	130,140	6,475
14,100	Capital Properties Inc., Cl. A	173,352	131,835
6,000	Capital Properties Inc., Cl. B(b)(c)	0	56,100
92,000	Cohen & Steers Inc.	1,883,016	2,934,800
88,000	Griffin Land & Nurseries Inc.	2,433,367	2,324,080
1,360	Gyrodyne Co. of America Inc.†	31,334	135,979
6,700	Holobeam Inc.†	121,257	137,685
129,500	Reading International Inc., Cl. A†	651,432	603,470
49,300	Reading International Inc., Cl. B†	399,567	330,310
2,508	Royalty LLC†(b)(c)	0	7,550
16,000	Tejon Ranch Co.†	461,146	458,240

		6,284,611	7,126,524

	Restaurants — 2.3%
16,099	Biglari Holdings Inc.†	4,566,193	6,485,482
90,500	Denny’s Corp.†	293,666	365,620
134,143	Famous Dave’s of America Inc.†	1,286,234	1,557,400
183,200	Nathan’s Famous Inc.†	2,660,081	3,883,840
55,000	The Cheesecake Factory Inc.†	1,590,523	1,616,450

		10,396,697	13,908,792

	Retail — 2.3%
45,000	Aaron’s Inc.†	831,035	1,165,500
79,000	Big 5 Sporting Goods Corp.	992,914	619,360
3,000	Casual Male Retail Group Inc.†	13,320	10,080

Shares		Cost	Market Value

20,000	Charming Shoppes Inc.†	$91,899	$118,000
290,000	Coldwater Creek Inc.†	832,807	336,400
178,300	HOT Topic Inc.	1,060,959	1,809,745
169,200	Ingles Markets Inc., Cl. A	2,729,615	2,984,688
305,071	Krispy Kreme Doughnuts Inc.†	1,912,625	2,227,018
8,300	Lumber Liquidators Holdings Inc.†	133,564	208,413
15,800	Movado Group Inc.	196,770	387,890
28,000	Pier 1 Imports Inc.†	293,203	509,040
20,000	Roundy’s Inc.†	175,798	214,000
74,300	Rush Enterprises Inc., Cl. A†	1,185,555	1,576,646
57,500	Rush Enterprises Inc., Cl. B†	623,178	999,925
43,800	The Bon-Ton Stores Inc.	325,617	404,712
300,000	The Great Atlantic & Pacific Tea Co. Inc.†(b)	51,490	1,950
20,000	Village Super Market Inc., Cl. A	538,753	631,800

		11,989,102	14,205,167

	Semiconductors — 0.6%
236,160	Cascade Microtech Inc.†	1,323,037	1,150,099
127,500	Entegris Inc.†	627,307	1,190,850
1,319	GSI Group Inc.†	10,601	15,907
93,700	IXYS Corp.†	991,052	1,236,840
50,000	Rubicon Ltd.†	34,834	14,329

		2,986,831	3,608,025

	Specialty Chemicals — 1.9%
11,009	A. Schulman Inc.	250,598	297,463
41,000	Chemtura Corp.†	624,011	696,180
742,800	Ferro Corp.†	3,676,322	4,412,232
267,226	General Chemical Group Inc.†(a)	59,859	3,113
25,000	Hawkins Inc.	366,472	930,000
700	KMG Chemicals Inc.	2,289	12,635
2,000	Minerals Technologies Inc.	116,940	130,820
270,000	Omnova Solutions Inc.†	509,785	1,822,500
223,000	Zep Inc.	3,088,531	3,211,200

		8,694,807	11,516,143

	Telecommunications — 1.0%
67,200	Atlantic Tele-Network Inc.	2,627,830	2,443,392
350,000	Cincinnati Bell Inc.†	1,096,913	1,407,000
75	Consolidated Communications Holdings Inc.	1,336	1,472
1,000	Electronic Systems Technology Inc.	705	457
71,600	HickoryTech Corp.	690,182	740,344
80	Horizon Telecom Inc., Cl. A	9,250	4,960
250	Horizon Telecom Inc., Cl. B	28,589	14,250
56,100	New ULM Telecom Inc.	547,403	434,775
400	North State Telecommunications Corp., Cl. A	31,368	34,400
500(d)	Otelco Inc., IDS	9,074	6,425
7,788	Preformed Line Products Co.	338,590	510,114
35,800	Shenandoah Telecommunications Co.	297,399	399,170
500	SureWest Communications	5,393	11,275
34,700	TeleCommunication Systems Inc., Cl. A†	171,287	96,466
17,875	Windstream Corp.	179,823	209,316

		6,035,142	6,313,816

	Transportation — 0.3%
8,200	PHI Inc.†	130,182	183,352
95,255	Providence and Worcester Railroad Co.	1,282,818	1,406,916
19,000	RailAmerica Inc.†	304,541	407,740

See accompanying notes to financial statements.

GAMCO Westwood Mighty Mites Fund

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Transportation (Continued)
3,000	Trailer Bridge Inc.†	$7,995	$465

		1,725,536	1,998,473

	TOTAL COMMON STOCKS	413,454,532	521,628,080

	PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
20,000	Jungheinrich AG Pfd	229,855	654,983

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	Food and Beverage — 0.0%
500	Seneca Foods Corp., Cv. Pfd., Ser. 2003 †(b)	7,625	13,170

	RIGHTS — 0.1%
	Health Care — 0.1%
300,000	Adolor Corp., expire 07/01/19†(b)	0	156,000
200,000	Clinical Data Inc., CVR, expire 04/14/18†(b)	0	190,000

	TOTAL RIGHTS	0	346,000

	WARRANTS — 0.0%
	Broadcasting — 0.0%
63	Granite Broadcasting Corp., Ser. A, expire 06/04/12†(b)	0	0
63	Granite Broadcasting Corp., Ser. B, expire 06/04/12†(b)	0	0

		0	0

	Metals and Mining — 0.0%
6,667	Duluth Metals Ltd., expire 01/18/13†(b)	0	0

	TOTAL WARRANTS	0	0

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 14.5%
$88,577,000	U.S. Treasury Bills, 0.020% to 0.130%††, 04/19/12 to 09/20/12	88,555,553	88,557,024

	TOTAL INVESTMENTS — 100.2%	$502,247,565	611,199,257

	Other Assets and Liabilities (Net) — (0.2)%		(1,373,413)

	NET ASSETS — 100.0%		$609,825,844

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)

Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2012, the market value of fair valued securities amounted to $594,304 or 0.10% of net assets.

(c)

At March 31, 2012, the Fund held investments in restricted and illiquid securities amounting to $63,650 or 0.01% of net assets, which were valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	03/31/12 Carrying Value Per Unit
6,000	Capital Properties Inc., Cl. B	11/20/03	—	$9.3500
2,508	Royalty LLC	09/09/03	—	3.0104

(d)	Denoted in units.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
IDS	Income Deposit Securities

See accompanying notes to financial statements.

GAMCO Westwood SmallCap Equity Fund

Schedule of Investments — March 31, 2012 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 97.6%
	Aerospace — 3.4%
27,550	AAR Corp.	$689,974	$502,787
1,450	Curtiss-Wright Corp.	52,051	53,664
31,300	Hexcel Corp.†	673,332	751,513
4,250	Kaman Corp.	86,127	144,288

		1,501,484	1,452,252

	Automotive — 0.4%
1,100	Navistar International Corp.†	47,320	44,495
11,900	Wabash National Corp.†	103,366	123,165

		150,686	167,660

	Automotive: Parts and Accessories — 0.5%
11,950	Federal-Mogul Corp.†	238,385	205,659

	Aviation: Parts and Services — 0.3%
11,650	Ducommun Inc.†	265,277	138,635

	Building and Construction — 3.7%
24,950	Aegion Corp.†	450,870	444,858
22,150	Dycom Industries Inc.†	377,293	517,424
28,900	MYR Group Inc.†	697,090	516,154
7,200	USG Corp.†	54,067	123,840

		1,579,320	1,602,276

	Business Services — 5.6%
26,250	ABM Industries Inc.	573,018	637,875
18,350	Convergys Corp.†	228,537	244,972
20,600	Fortegra Financial Corp.†	154,977	172,216
15,650	FTI Consulting Inc.†	582,970	587,188
6,500	G & K Services Inc., Cl. A	202,105	222,300
3,400	GP Strategies Corp.†	31,260	59,500
2,600	Healthcare Services Group Inc.	34,194	55,302
35,250	PRGX Global Inc.†	241,372	221,723
3,400	Tetra Tech Inc.†	77,339	89,624
3,800	The Brink’s Co.	93,492	90,706

		2,219,264	2,381,406

	Commercial Services — 1.0%
23,800	Checkpoint Systems Inc.†	339,801	268,464
1,900	ICF International Inc.†	43,343	48,203
7,050	KAR Auction Services Inc.†	106,221	114,281

		489,365	430,948

	Communications Equipment — 0.1%
7,400	Symmetricom Inc.†	33,099	42,698

	Computer Hardware — 2.6%
5,650	NCR Corp.†	73,443	122,662
55,700	QLogic Corp.†	886,325	989,232

		959,768	1,111,894

	Computer Software and Services — 7.9%
13,200	Akamai Technologies Inc.†	365,458	484,440
4,200	Belden Inc.	115,390	159,222
3,700	Bottomline Technologies Inc.†	64,560	103,378
14,900	Callidus Software Inc.†	89,702	116,369
7,200	Dynamics Research Corp.†	101,372	69,408
6,850	Evolving Systems Inc.	48,122	38,291
2,300	Fair Isaac Corp.	64,642	100,970
30,200	Heartland Payment Systems Inc.	602,726	870,968
4,500	Mercury Computer Systems Inc.†	46,655	59,625
34,900	Netscout Systems Inc.†	534,478	709,866
11,300	Official Payments Holdings Inc.†	59,538	57,291
6,500	Parametric Technology Corp.†	130,972	181,610
18,200	Progress Software Corp.†	389,603	429,884

		2,613,218	3,381,322

	Consumer Products — 1.5%
15,350	A. T. Cross Co., Cl. A†	177,795	184,814
10,700	Hanesbrands Inc.†	318,254	316,078

Shares		Cost	Market Value

5,550	Knoll Inc.	$75,751	$92,352
2,500	True Religion Apparel Inc.†	70,370	68,500

		642,170	661,744

	Diversified Industrial — 6.1%
22,300	Badger Meter Inc.	766,919	757,977
9,950	Barnes Group Inc.	236,203	261,784
26,060	Columbus McKinnon Corp.†	455,435	424,517
11,200	Furmanite Corp.†	73,702	71,904
4,438	Griffon Corp.	39,072	47,487
5,300	Itron Inc.†	209,608	240,673
5,750	Kaydon Corp.	213,968	146,683
9,150	Kennametal Inc.	364,622	407,450
11,500	Sealed Air Corp.	258,162	222,065
2,000	Tredegar Corp.	29,227	39,180

		2,646,918	2,619,720

	Electronics — 11.3%
7,600	Avnet Inc.†	224,479	276,564
13,800	Ballantyne Strong Inc.†	69,873	73,416
54,550	Electro Scientific Industries Inc.	857,773	818,795
19,000	General Cable Corp.†	655,260	552,520
8,950	International Rectifier Corp.†	164,942	206,476
39,750	LeCroy Corp.†	333,640	413,003
3,400	Molex Inc.	67,472	95,608
28,300	Newport Corp.†	433,078	501,476
4,900	Park Electrochemical Corp.	112,092	148,127
48,000	Pulse Electronics Corp.	235,076	120,480
42,900	Radisys Corp.†	323,767	317,460
22,100	TTM Technologies Inc.†	309,114	253,929
8,800	Ultralife Corp.†	40,911	45,584
9,250	Vishay Intertechnology Inc.†	68,499	112,480
19,200	Woodward Inc.	637,772	822,336
2,150	Zebra Technologies Corp., Cl. A†	69,502	88,537

		4,603,250	4,846,791

	Energy and Utilities — 9.0%
4,000	Approach Resources Inc.†	69,014	147,800
18,000	Comstock Resources Inc.†	320,597	284,940
3,800	Energy XXI Bermuda Ltd.†	130,901	137,218
23,400	EXCO Resources Inc.	292,720	155,142
37,900	Goodrich Petroleum Corp.†	671,719	720,858
6,850	Gulf Island Fabrication Inc.	208,510	200,499
23,250	Key Energy Services Inc.†	343,452	359,213
14,050	Matrix Service Co.†	160,432	196,841
36,900	Newpark Resources Inc.†	290,711	302,211
21,900	Patterson-UTI Energy Inc.	604,068	378,651
30,450	PetroQuest Energy Inc.†	244,216	186,963
13,950	Pike Electric Corp.†	129,588	114,809
45,650	Pioneer Drilling Co.†	528,514	401,720
4,100	Tesco Corp.†	47,285	58,179
36,550	Union Drilling Inc.†	338,820	203,218

		4,380,547	3,848,262

	Entertainment — 0.8%
18,200	RealD Inc.†	226,377	245,700
5,850	Take-Two Interactive Software Inc.†	60,870	90,002

		287,247	335,702

	Equipment and Supplies — 3.6%
4,800	CIRCOR International Inc.	180,935	159,696
12,700	Crown Holdings Inc.†	478,908	467,741
8,750	GrafTech International Ltd.†	129,069	104,475
2,600	IDEX Corp.	79,086	109,538
13,150	Mine Safety Appliances Co.	442,466	540,202
4,300	Moog Inc., Cl. A†	141,973	184,427

		1,452,437	1,566,079

	Financial Services — 14.0%
6,550	Anchor Bancorp.†	63,001	55,675

See accompanying notes to financial statements.

GAMCO Westwood SmallCap Equity Fund

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Financial Services (Continued)
3,800	BankUnited Inc.	$95,897	$95,000
17,750	BBCN Bancorp Inc.†	132,734	197,557
5,500	Berkshire Hills Bancorp Inc.	127,344	126,060
12,400	Boston Private Financial Holdings Inc.	92,995	122,884
26,650	Brown & Brown Inc.	615,115	633,737
11,300	Cardinal Financial Corp.	116,212	127,690
6,800	Columbia Banking System Inc.	123,020	154,904
1,900	Epoch Holding Corp.	22,356	45,372
8,250	Fidelity National Financial Inc., Cl. A.	130,322	148,747
4,600	Financial Institutions Inc.	74,699	74,382
28,295	First Niagara Financial Group Inc .	339,265	278,423
17,000	Flushing Financial Corp.	224,333	228,820
12,200	Glacier Bancorp Inc.	171,175	182,268
4,600	HF Financial Corp.	39,339	55,154
9,084	Hudson Valley Holding Corp.	154,186	146,525
25,300	Janus Capital Group Inc.	215,355	225,423
13,850	KBW Inc.	271,801	256,225
7,200	Knight Capital Group Inc., Cl. A†	93,741	92,664
13,400	Meadowbrook Insurance Group Inc.	132,850	125,022
5,650	National Penn Bancshares Inc.	33,634	50,003
5,650	OceanFirst Financial Corp.	74,640	80,456
3,500	Old National Bancorp.	38,711	45,990
17,650	Oriental Financial Group Inc.	211,863	213,565
11,650	Sterling Bancorp.	117,820	111,724
11,900	Stifel Financial Corp.†	399,127	450,296
3,650	SVB Financial Group†	155,859	234,841
9,900	Texas Capital Bancshares Inc.†	250,364	342,738
4,350	The Navigators Group Inc.†	213,679	205,494
16,900	Trustco Bank Corp NY	78,099	96,499
5,750	Umpqua Holdings Corp.	58,252	77,970
10,327	Valley National Bancorp.	132,518	133,735
15,400	Washington Federal Inc.	248,813	259,028
8,800	Washington Trust Bancorp Inc.	186,131	212,432
3,550	Westfield Financial Inc.	31,456	28,081
16,700	Xenith Bankshares Inc.†	68,855	70,808

		5,535,561	5,986,192

	Health Care — 7.2%
13,900	AMN Healthcare Services Inc.†	94,980	84,234
10,850	AngioDynamics Inc.†	150,794	132,912
5,800	ArthroCare Corp.†	181,067	155,730
2,500	ICU Medical Inc.†	100,058	122,900
13,050	Omnicare Inc.	411,023	464,189
6,450	Omnicell Inc.†	81,656	98,105
27,450	Patterson Companies Inc.	839,032	916,830
5,025	Rochester Medical Corp.†	46,889	49,295
6,700	STERIS Corp.	220,029	211,854
3,650	Teleflex Inc.	219,464	223,198
4,500	Thoratec Corp.†	123,853	151,695
20,200	VCA Antech Inc.†	389,793	468,842

		2,858,638	3,079,784

	Machinery — 1.9%
7,500	Briggs & Stratton Corp.	132,559	134,475
18,050	Flow International Corp.†	53,927	72,561
3,700	Lydall Inc.†	28,884	37,703
17,800	Trinity Industries Inc.	508,013	586,510

		723,383	831,249

	Metals and Mining — 1.8%
6,950	Carpenter Technology Corp.	341,808	362,998
18,800	Globe Specialty Metals Inc.	338,110	279,556

Shares		Cost	Market Value

9,500	Titanium Metals Corp.	$141,452	$128,820

		821,370	771,374

	Publishing — 0.4%
1,900	Meredith Corp.	54,171	61,674
11,550	The Dolan Co.†	103,126	105,220

		157,297	166,894

	Retail — 6.4%
26,550	American Eagle Outfitters Inc.	357,793	456,394
25,750	Ethan Allen Interiors Inc.	482,049	651,990
6,200	Lumber Liquidators Holdings Inc.† .	95,490	155,682
28,000	Office Depot Inc.†	119,072	96,600
19,500	Penske Automotive Group Inc.	391,741	480,285
9,800	Rush Enterprises Inc., Cl. A†	166,083	207,956
14,700	Stage Stores Inc.	232,167	238,728
36,850	The Jones Group Inc.	434,827	462,836

		2,279,222	2,750,471

	Semiconductors — 5.6%
34,700	ATMI Inc.†	660,158	808,510
12,200	Brooks Automation Inc.	87,503	150,426
12,200	Cascade Microtech Inc.†	64,194	59,414
26,300	Cohu Inc.	345,698	299,031
59,500	FormFactor Inc.†	512,249	332,010
20,000	Intersil Corp., Cl. A	214,230	224,000
19,700	ON Semiconductor Corp.†	156,836	177,497
20,000	Ultra Clean Holdings†	76,754	150,800
7,200	Ultratech Inc.†	188,073	208,656

		2,305,695	2,410,344

	Specialty Chemicals — 1.3%
28,269	Ferro Corp.†	301,077	167,918
17,300	PolyOne Corp.	196,239	249,120
10,200	Zep Inc.	179,010	146,880

		676,326	563,918

	Telecommunications — 1.2%
5,550	Atlantic Tele-Network Inc.	195,797	201,798
30,500	Sierra Wireless Inc.†	303,730	223,260
33,400	TeleCommunication Systems Inc., Cl. A†	152,115	92,852

		651,642	517,910

	TOTAL COMMON STOCKS	40,071,569	41,871,184

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.2%
$935,000	U.S. Treasury Bills, 0.010% to 0.110%††, 04/12/12 to 08/16/12	934,680	934,703

	TOTAL INVESTMENTS — 99.8%	$41,006,249	42,805,887

	Other Assets and Liabilities (Net) — 0.2%		64,679

	NET ASSETS — 100.0%		$42,870,566

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

GAMCO Westwood Income Fund

Schedule of Investments — March 31, 2012 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 85.1%
	Agriculture — 0.5%
1,000	Archer-Daniels-Midland Co.	$28,410	$31,660

	Banking — 3.6%
4,000	Bank of America Corp.	49,700	38,280
4,000	U.S. Bancorp.	131,903	126,720
4,802	Valley National Bancorp.	81,798	62,186

		263,401	227,186

	Computer Hardware — 0.9%
100	Apple Inc.†	9,113	59,947

	Consumer Products — 2.2%
2,200	Tupperware Brands Corp.	107,630	139,700

	Diversified Industrial — 3.8%
6,000	General Electric Co.	94,338	120,420
2,000	Honeywell International Inc.	78,538	122,100

		172,876	242,520

	Electronics — 3.5%
8,000	Intel Corp.	188,828	224,880

	Energy and Utilities: Integrated — 0.9%
1,334	FirstEnergy Corp.	50,482	60,817

	Energy and Utilities: Natural Gas — 4.1%
1,500	Enterprise Products Partners LP	66,903	75,705
6,000	Spectra Energy Corp.	155,279	189,300

		222,182	265,005

	Energy and Utilities: Oil — 5.5%
1,500	Chevron Corp.	127,333	160,860
2,500	ConocoPhillips	200,189	190,025

		327,522	350,885

	Energy and Utilities: Services — 4.5%
5,000	Halliburton Co.	180,373	165,950
1,000	Noble Corp	48,772	37,470
1,500	Transocean Ltd.	107,798	82,050

		336,943	285,470

	Energy and Utilities: Water — 3.5%
6,500	American Water Works Co. Inc.	113,655	221,195

	Financial Services — 8.0%
800	BlackRock Inc.	126,144	163,920
2,700	Citigroup Inc.	121,500	98,685
1,000	JPMorgan Chase & Co.	40,890	45,980
6,000	Wells Fargo & Co.	193,140	204,840

		481,674	513,425

	Food and Beverage — 12.6%
7,000	ConAgra Foods Inc.	174,145	183,820
6,522	General Mills Inc.	193,302	257,293
6,000	Kraft Foods Inc., Cl. A	196,380	228,060
2,000	PepsiCo Inc.	107,960	132,700

		671,787	801,873

	Health Care — 13.8%
2,000	Abbott Laboratories.	105,100	122,580

Shares		Cost	Market Value

2,000	AstraZeneca plc, ADR.	$85,794	$88,980
3,783	Bristol-Myers Squibb Co.	99,310	127,676
1,500	Johnson & Johnson	85,403	98,940
2,520	Mead Johnson Nutrition Co.	107,163	207,850
2,000	Merck & Co. Inc.	70,774	76,800
6,940	Pfizer Inc	146,422	157,260

		699,966	880,086

	Metals and Mining — 0.8%
1,000	Newmont Mining Corp.	53,974	51,270

	Paper and Forest Products — 2.9%
5,200	International Paper Co.	149,403	182,520

	Real Estate Investment Trusts — 1.6%
5,000	Starwood Property Trust Inc.	89,451	105,100

	Retail — 1.6%
2,000	The Home Depot Inc.	79,247	100,620

	Specialty Chemicals — 4.8%
1,000	Air Products & Chemicals Inc.	78,554	91,800
4,000	E. I. du Pont de Nemours and Co.	198,318	211,600

		276,872	303,400

	Telecommunications — 3.8%
4,000	AT&T Inc.	128,045	124,920
3,000	Verizon Communications Inc.	118,791	114,690

		246,836	239,610

	Wireless Communications — 2.2%
5,000	Vodafone Group plc, ADR	140,743	138,350

	TOTAL COMMON STOCKS	4,710,995	5,425,519

	PREFERRED STOCKS — 4.8%
	Financial Services — 4.8%
12,000	Bank One Capital Trust VI, 7.200% Pfd.	305,738	306,600

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 8.7%
$553,000	U.S. Treasury Bills, 0.015% to 0.110%††, 04/19/12 to 08/23/12	552,880	552,886

	TOTAL INVESTMENTS — 98.6%	$5,569,613	6,285,005

	Other Assets and Liabilities (Net) — 1.4%		87,386

	NET ASSETS — 100.0%		$6,372,391

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

GAMCO Westwood Equity Fund

Schedule of Investments — March 31, 2012 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 99.6%
	Aerospace — 3.1%
12,900	General Dynamics Corp.	$996,800	$946,602
24,200	The Boeing Co.	1,490,889	1,799,754

		2,487,689	2,746,356

	Automotive — 2.1%
70,600	General Motors Co.†	2,359,455	1,810,890

	Banking — 8.2%
178,200	Bank of America Corp.	1,563,150	1,705,374
46,300	CIT Group Inc.†	1,679,761	1,909,412
38,384	JPMorgan Chase & Co.	1,426,805	1,764,896
51,900	Wells Fargo & Co.	1,347,192	1,771,866

		6,016,908	7,151,548

	Cable and Satellite — 2.0%
58,600	Comcast Corp., Cl. A	1,047,314	1,758,586

	Computer Hardware — 2.0%
106,800	Dell Inc.†	1,716,793	1,772,880

	Computer Software and Services — 5.1%
82,300	Microsoft Corp.	2,243,450	2,654,175
61,500	Oracle Corp.	1,643,968	1,793,340

		3,887,418	4,447,515

	Consumer Products — 2.2%
21,480	Philip Morris International Inc.	1,004,073	1,903,343

	Diversified Industrial — 2.0%
29,200	Honeywell International Inc.	1,169,018	1,782,660

	Electronics — 3.1%
63,000	Intel Corp.	1,359,811	1,770,930
24,800	TE Connectivity Ltd.	901,730	911,400

		2,261,541	2,682,330

	Energy: Integrated — 4.1%
45,400	American Electric Power Co. Inc.	1,572,016	1,751,532
54,800	CONSOL Energy Inc.	1,955,293	1,868,680

		3,527,309	3,620,212

	Energy: Natural Gas — 6.1%
17,006	Apache Corp.	1,295,641	1,708,083
38,400	EQT Corp.	1,702,357	1,851,264
30,200	Sempra Energy	1,553,877	1,810,792

		4,551,875	5,370,139

	Energy: Oil — 7.9%
22,500	Anadarko Petroleum Corp.	1,159,413	1,762,650
16,600	Chevron Corp.	1,118,645	1,780,184
54,400	Marathon Oil Corp.	1,530,877	1,724,480
17,910	Occidental Petroleum Corp.	1,355,575	1,705,569

		5,164,510	6,972,883

	Entertainment — 4.0%
40,200	The Walt Disney Co.	1,277,611	1,759,956
47,300	Time Warner Inc.	1,406,808	1,785,575

		2,684,419	3,545,531

	Financial Services — 11.1%
25,400	ACE Ltd.	1,147,750	1,859,280

Shares		Cost	Market Value

38,400	Aflac Inc.	$1,891,811	$1,766,016
23,300	American International Group Inc.†	693,010	718,339
30,700	Ameriprise Financial Inc.	1,302,118	1,753,891
7,200	Franklin Resources Inc.	800,147	893,016
48,100	MetLife Inc.	1,950,930	1,796,535
16,400	The Travelers Companies Inc.	820,526	970,880

		8,606,292	9,757,957

	Food and Beverage — 2.2%
29,700	PepsiCo Inc.	1,813,334	1,970,595

	Health Care — 18.5%
46,000	Abbott Laboratories	2,434,478	2,819,340
29,600	Baxter International Inc.	1,669,959	1,769,488
32,400	Covidien plc	1,364,143	1,771,632
36,100	Johnson & Johnson	2,172,156	2,381,156
47,700	Merck & Co. Inc.	1,589,255	1,831,680
80,500	Pfizer Inc.	1,338,451	1,824,130
43,900	St. Jude Medical Inc.	1,613,154	1,945,209
42,200	Teva Pharmaceutical Industries Ltd., ADR	2,195,455	1,901,532

		14,377,051	16,244,167

	Machinery — 2.9%
10,900	Deere & Co.	476,173	881,810
59,100	Xylem Inc.	1,581,283	1,640,025

		2,057,456	2,521,835

	Retail — 6.0%
38,900	CVS Caremark Corp.	1,161,952	1,742,720
53,400	Walgreen Co.	1,778,954	1,788,366
28,900	Wal-Mart Stores Inc.	1,564,012	1,768,680

		4,504,918	5,299,766

	Specialty Chemicals — 2.0%
50,100	The Dow Chemical Co.	1,675,394	1,735,464

	Telecommunications — 3.0%
83,600	AT&T Inc.	2,267,694	2,610,828

	Transportation — 2.0%
16,100	Union Pacific Corp.	899,376	1,730,428

	TOTAL COMMON STOCKS	74,079,837	87,435,913

	SHORT-TERM INVESTMENTS — 1.1%
	Mutual Funds — 1.1%
1,002,690	Dreyfus Treasury & Agency Cash Management Fund, 0.120%*	1,002,690	1,002,690

	TOTAL INVESTMENTS — 100.7%	$75,082,527	88,438,603

	Other Assets and Liabilities (Net) — (0.7)%		(629,638)

	NET ASSETS — 100.0%		$87,808,965

†	Non-income producing security.
*	Current yield.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

GAMCO Westwood Balanced Fund

Schedule of Investments — March 31, 2012 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 62.2%
	Aerospace — 2.0%
8,800	General Dynamics Corp.	$659,025	$645,744
17,400	The Boeing Co.	1,074,936	1,294,038

		1,733,961	1,939,782

	Automotive — 1.4%
54,800	General Motors Co.†	1,774,536	1,405,620

	Banking — 4.9%
129,500	Bank of America Corp.	885,809	1,239,315
28,900	CIT Group Inc.†	1,003,113	1,191,836
25,796	JPMorgan Chase & Co.	913,038	1,186,100
34,800	Wells Fargo & Co.	884,874	1,188,072

		3,686,834	4,805,323

	Cable and Satellite — 1.2%
40,700	Comcast Corp., Cl. A	729,884	1,221,407

	Computer Hardware — 1.1%
67,800	Dell Inc.†	1,086,930	1,125,480

	Computer Software and Services — 3.2%
55,700	Microsoft Corp.	1,526,436	1,796,325
45,800	Oracle Corp.	1,222,245	1,335,528

		2,748,681	3,131,853

	Consumer Products — 1.4%
16,220	Philip Morris International Inc.	750,357	1,437,254

	Diversified Industrial — 1.5%
23,700	Honeywell International Inc.	967,617	1,446,885

	Electronics — 2.0%
46,600	Intel Corp.	949,650	1,309,926
18,800	TE Connectivity Ltd.	674,832	690,900

		1,624,482	2,000,826

	Energy: Integrated — 2.4%
29,300	American Electric Power Co. Inc.	1,005,094	1,130,394
35,700	CONSOL Energy Inc.	1,272,006	1,217,370

		2,277,100	2,347,764

	Energy: Natural Gas — 3.7%
12,255	Apache Corp.	926,171	1,230,892
24,300	EQT Corp.	1,075,370	1,171,503
20,900	Sempra Energy	1,076,643	1,253,164

		3,078,184	3,655,559

	Energy: Oil — 4.9%
15,100	Anadarko Petroleum Corp.	746,651	1,182,934
11,600	Chevron Corp.	786,540	1,243,984
39,700	Marathon Oil Corp.	1,108,335	1,258,490
12,500	Occidental Petroleum Corp.	933,711	1,190,375

		3,575,237	4,875,783

	Entertainment — 2.6%
27,500	The Walt Disney Co.	791,601	1,203,950
36,300	Time Warner Inc.	1,078,478	1,370,325

		1,870,079	2,574,275

	Financial Services — 7.1%
17,400	ACE Ltd.	725,149	1,273,680
28,000	Aflac Inc.	1,290,834	1,287,720
15,700	American International Group Inc.†	466,941	484,031
22,000	Ameriprise Financial Inc.	933,858	1,256,860
6,600	Franklin Resources Inc.	705,447	818,598
32,600	MetLife Inc.	1,264,392	1,217,610
10,800	The Travelers Companies Inc.	539,559	639,360

		5,926,180	6,977,859

Shares		Cost	Market Value

	Food and Beverage — 1.2%
18,600	PepsiCo Inc.	$1,138,287	$1,234,110

	Health Care — 11.4%
31,900	Abbott Laboratories	1,692,376	1,955,151
20,400	Baxter International Inc.	1,147,541	1,219,512
23,100	Covidien plc	984,310	1,263,108
22,800	Johnson & Johnson	1,405,663	1,503,888
31,600	Merck & Co. Inc.	1,047,791	1,213,440
61,800	Pfizer Inc.	1,012,967	1,400,388
32,700	St. Jude Medical Inc.	1,190,808	1,448,937
29,200	Teva Pharmaceutical Industries Ltd., ADR	1,483,481	1,315,752

		9,964,937	11,320,176

	Machinery — 1.6%
7,000	Deere & Co.	308,549	566,300
35,890	Xylem Inc.	981,099	995,948

		1,289,648	1,562,248

	Retail — 3.9%
30,800	CVS Caremark Corp.	914,379	1,379,840
34,600	Walgreen Co.	1,154,523	1,158,754
21,300	Wal-Mart Stores Inc.	1,154,714	1,303,560

		3,223,616	3,842,154

	Specialty Chemicals — 1.6%
45,600	The Dow Chemical Co.	1,483,052	1,579,584

	Telecommunications — 1.9%
59,300	AT&T Inc.	1,660,264	1,851,939

	Transportation — 1.2%
11,000	Union Pacific Corp.	611,778	1,182,280

	TOTAL COMMON STOCKS	51,201,644	61,518,161

Principal Amount

	CORPORATE BONDS — 18.3%
	Banking — 4.2%
$1,250,000	Bank of America Corp., 5.375%, 06/15/14	1,265,805	1,307,100
750,000	Barclays Bank plc, Ser. 1, 5.000%, 09/22/16	774,700	807,481
1,125,000	Citigroup Inc., 5.500%, 10/15/14	1,127,309	1,207,739
750,000	JPMorgan Chase & Co., 6.300%, 04/23/19	768,942	867,892

		3,936,756	4,190,212

	Computer Software and Services — 0.8%
750,000	Oracle Corp., 4.950%, 04/15/13	750,095	785,606

	Diversified Industrial — 1.3%
1,200,000	General Electric Co., 5.000%, 02/01/13	1,201,797	1,243,970

	Electronics — 1.8%
1,000,000	Intel Corp., 3.300%, 10/01/21	1,040,230	1,035,252
750,000	Koninklijke Philips Electronics NV, 4.625%, 03/11/13	749,400	776,618

		1,789,630	1,811,870

See accompanying notes to financial statements.

GAMCO Westwood Balanced Fund

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

Principal Amount		Cost	Market Value

	CORPORATE BONDS (Continued)
	Energy: Integrated — 0.5%
$ 500,000	The Southern Co., 4.150%, 05/15/14	$499,772	$534,459

	Energy: Natural Gas — 1.1%
1,000,000	Apache Corp., 5.250%, 04/15/13	1,002,825	1,048,536

	Energy: Oil — 2.4%
1,000,000	Anadarko Petroleum Corp., 5.950%, 09/15/16	984,765	1,154,040
500,000	Marathon Oil Corp., 5.900%, 03/15/18	501,917	584,454
500,000	XTO Energy Inc., 6.500%, 12/15/18	559,536	637,585

		2,046,218	2,376,079

	Financial Services — 1.1%
950,000	ACE INA Holdings Inc., 5.600%, 05/15/15	964,326	1,071,734

	Food and Beverage — 1.0%
950,000	Anheuser-Busch Companies LLC, 4.375%, 01/15/13	948,198	976,796

	Metals and Mining — 0.8%
750,000	BHP Billiton Finance USA Ltd., 5.500%, 04/01/14	752,650	820,717

	Real Estate Investment Trusts — 0.7%
700,000	Vornado Realty LP, 4.250%, 04/01/15	698,156	734,459

	Telecommunications — 0.6%
500,000	AT&T Inc., 6.700%, 11/15/13	500,645	547,178

	Transportation — 1.2%
1,000,000	Burlington Northern Santa Fe LLC, Deb., 5.650%, 05/01/17	989,330	1,164,949

	Wireless Communications — 0.8%
750,000	Vodafone Group plc, 4.150%, 06/10/14	759,059	802,692

	TOTAL CORPORATE BONDS	16,839,457	18,109,257

Shares

	SHORT-TERM INVESTMENTS — 2.5%
	Mutual Funds — 2.5%
2,493,884	Dreyfus Treasury & Agency Cash Management Fund, 0.120%*	2,493,884	2,493,884

Principal Amount		Cost	Market Value

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.9%
	Federal Home Loan Mortgage Corp. — 3.0%
$1,250,000	5.125%, 07/15/12	$1,249,252	$1,268,237
1,500,000	3.750%, 03/27/19	1,495,702	1,685,733

		2,744,954	2,953,970

	Federal National Mortgage Association — 3.9%
1,250,000	4.375%, 09/15/12	1,264,257	1,274,006
1,500,000	5.000%, 04/15/15	1,527,909	1,696,329
775,000	5.375%, 06/12/17	819,105	934,263

		3,611,271	3,904,598

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	6,356,225	6,858,568

	U.S. GOVERNMENT OBLIGATIONS — 10.9%
	U.S. Treasury Bills — 2.1%
2,100,000	U.S. Treasury Bills, 0.097% to 0.135%††, 04/05/12 to 10/18/12	2,099,399	2,099,215

	U.S. Treasury Inflation Indexed Notes — 4.0%
1,200,000	2.500%, 07/15/16	1,350,912	1,572,701
900,000	2.125%, 01/15/19	966,506	1,137,153
1,000,000	1.375%, 01/15/20	1,091,690	1,203,983

		3,409,108	3,913,837

	U.S. Treasury Notes — 4.8%
1,000,000	0.625%, 07/31/12	1,001,756	1,001,797
750,000	0.750%, 08/15/13	750,191	754,893
1,000,000	0.250%, 12/15/14	996,564	994,141
1,000,000	3.625%, 08/15/19	1,019,921	1,135,078
750,000	3.375%, 11/15/19	838,068	837,422

		4,606,500	4,723,331

	TOTAL U.S. GOVERNMENT OBLIGATIONS	10,115,007	10,736,383

	TOTAL INVESTMENTS — 100.8%	$87,006,217	99,716,253

	Other Assets and Liabilities (Net) — (0.8)%		(820,460)

	NET ASSETS — 100.0%		$98,895,793

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
*	Current yield.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

GAMCO Westwood Intermediate Bond Fund

Schedule of Investments — March 31, 2012 (Unaudited)

Principal Amount		Cost	Market Value

	CORPORATE BONDS — 39.6%
	Aerospace — 1.1%
$ 200,000	The Boeing Co., 6.000%, 03/15/19	$204,173	$246,205

	Banking — 4.9%
300,000	Bank of America Corp., 5.375%, 06/15/14	303,793	313,704
225,000	Barclays Bank plc, Ser. 1, 5.000%, 09/22/16	225,806	242,244
250,000	Citigroup Inc., 5.500%, 10/15/14	250,513	268,386
200,000	JPMorgan Chase & Co., 6.300%, 04/23/19	198,992	231,438

		979,104	1,055,772

	Computer Hardware — 1.8%
375,000	Hewlett-Packard Co., 1.550%, 05/30/14	369,465	377,919

	Computer Software and Services — 1.9%
250,000	Microsoft Corp., 1.625%, 09/25/15	249,841	257,655
150,000	Oracle Corp., 4.950%, 04/15/13	149,988	157,121

		399,829	414,776

	Consumer Products — 0.8%
150,000	Philip Morris International Inc., 6.875%, 03/17/14	150,345	168,267

	Diversified Industrial — 1.2%
250,000	General Electric Co., 5.000%, 02/01/13	250,374	259,161

	Electronics — 2.3%
200,000	Arrow Electronics Inc., 6.000%, 04/01/20	199,819	217,948
275,000	Koninklijke Philips Electronics NV, 4.625%, 03/11/13	277,235	284,760

		477,054	502,708

	Energy and Utilities: Electric Integrated — 2.3%
275,000	Dominion Resources Inc., 6.400%, 06/15/18	323,888	337,145
150,000	The Southern Co., 4.150%, 05/15/14	149,931	160,338

		473,819	497,483

	Energy and Utilities: Natural Gas — 1.0%
200,000	Apache Corp., 5.250%, 04/15/13	199,903	209,707

	Energy and Utilities: Oil — 3.9%
200,000	Anadarko Petroleum Corp., 5.950%, 09/15/16	196,956	230,808
125,000	Marathon Oil Corp., 5.900%, 03/15/18	125,479	146,114
200,000	Total Capital SA, 3.000%, 06/24/15	210,342	207,790
200,000	XTO Energy Inc., 6.500%, 12/15/18	223,814	255,034

		756,591	839,746

Principal Amount		Cost	Market Value

	Financial Services — 5.3%
$ 175,000	ACE INA Holdings Inc., 5.600%, 05/15/15	$174,675	$197,425
300,000	Berkshire Hathaway Finance Corp., 5.125%, 09/15/12	303,632	306,280
260,000	International Bank for Reconstruction & Development, 8.625%, 10/15/16	287,804	344,003
275,000	Merrill Lynch & Co. Inc., MTN, Series C, 5.000%, 01/15/15	275,092	287,079

		1,041,203	1,134,787

	Food and Beverage — 5.0%
250,000	Anheuser-Busch Companies LLC, 4.375%, 01/15/13	249,527	257,051
275,000	Bottling Group LLC, 5.125%, 01/15/19	322,471	321,663
200,000	Dr Pepper Snapple Group Inc., 2.350%, 12/21/12	199,987	202,335
250,000	Kraft Foods Inc., 5.375%, 02/10/20	253,726	289,482

		1,025,711	1,070,531

	Health Care — 1.5%
325,000	Teva Pharmaceutical Finance IV BV, 3.650%, 11/10/21	330,880	329,521

	Metals and Mining — 1.0%
200,000	BHP Billiton Finance USA Ltd., 5.500%, 04/01/14	200,707	218,858

	Real Estate Investment Trusts — 1.2%
250,000	Vornado Realty LP, 4.250%, 04/01/15	249,415	262,307

	Semiconductors — 1.7%
350,000	Intel Corp., 3.300%, 10/01/21	349,208	362,338

	Telecommunications — 0.9%
175,000	AT&T Inc., 6.700%, 11/15/13	175,227	191,512

	Transportation — 1.8%
200,000	Burlington Northern Santa Fe LLC, Deb., 5.650%, 05/01/17	199,426	232,990
125,000	CSX Corp., 6.250%, 04/01/15	124,966	144,170

		324,392	377,160

	TOTAL CORPORATE BONDS	7,957,400	8,518,758

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.7%
	Federal Home Loan Bank — 1.4%
250,000	5.375%, 05/18/16	250,787	295,744

	Federal Home Loan Mortgage Corp. — 5.9%
250,000	5.125%, 07/15/12	250,888	253,647
225,000	5.000%, 07/15/14	237,755	248,229
325,000	5.250%, 04/18/16	350,666	380,444
350,000	3.750%, 03/27/19	345,727	393,338

		1,185,036	1,275,658

See accompanying notes to financial statements.

GAMCO Westwood Intermediate Bond Fund

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

Principal Amount		Cost	Market Value

	U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
	Federal National Mortgage Association — 19.0%
$ 250,000	4.375%, 09/15/12	$252,861	$254,801
375,000	4.375%, 03/15/13	383,018	389,858
800,000	0.750%, 12/18/13	803,438	805,863
750,000	2.750%, 02/05/14	775,694	783,698
500,000	2.625%, 11/20/14	526,031	527,676
300,000	5.000%, 04/15/15	306,397	339,266
500,000	2.375%, 07/28/15	525,608	527,579
275,000	5.375%, 06/12/17	290,650	331,513
48,097	Pool #745122, 5.500%, 09/01/20.	47,886	52,574
50,834	Pool #255554, 5.500%, 01/01/35.	51,360	55,784

		3,962,943	4,068,612

	Government National Mortgage Association — 1.4%
27,310	Pool #562288, 6.000%, 12/15/33.	27,673	30,999
54,488	Pool #604946, 5.500%, 01/15/34.	55,018	61,155
44,205	Pool #604970, 5.500%, 01/15/34.	44,528	49,614
70,295	Pool #003747, 5.000%, 08/20/35.	69,728	77,601
74,890	Pool #550728, 5.500%, 11/15/35.	74,943	83,914

		271,890	303,283

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	5,670,656	5,943,297

	U.S. GOVERNMENT OBLIGATIONS — 28.4%
	U.S. Treasury Bills — 5.1%
1,100,000	U.S. Treasury Bills, 0.097% to 0.135%††, 04/05/12 to 10/18/12	1,099,568	1,099,434

Principal Amount		Cost	Market Value

	U.S. Treasury Inflation Indexed Notes — 8.9%
$ 275,000	2.500%, 07/15/16	$309,589	$360,411
300,000	1.375%, 07/15/18	296,927	361,126
275,000	2.125%, 01/15/19	296,161	347,463
300,000	1.375%, 01/15/20	334,346	361,195
350,000	2.500%, 01/15/29	391,575	488,381

		1,628,598	1,918,576

	U.S. Treasury Notes — 11.7%
800,000	0.625%, 07/31/12	801,032	801,438
200,000	1.375%, 01/15/13	201,361	201,859
800,000	0.750%, 08/15/13	802,697	805,219
275,000	3.500%, 02/15/18	275,278	309,074
350,000	3.375%, 11/15/19	340,041	390,797

		2,420,409	2,508,387

	U.S. Treasury Bonds — 2.7%
250,000	7.125%, 02/15/23	293,711	366,485
150,000	5.375%, 02/15/31	166,737	201,773

		460,448	568,258

	TOTAL U.S. GOVERNMENT OBLIGATIONS	5,609,023	6,094,655

Shares

	SHORT-TERM INVESTMENTS — 8.3%
	Mutual Funds — 8.3%
1,779,702	Dreyfus Treasury & Agency Cash Management Fund, 0.120%*	1,779,702	1,779,702

	TOTAL INVESTMENTS — 104.0%	$21,016,781	22,336,412

	Other Assets and Liabilities (Net) — (4.0)%		(864,828)

	NET ASSETS — 100.0%		$21,471,584

†	Represents annualized yield at date of purchase.
*	Current yield.
MTN	Medium Term Note

See accompanying notes to financial statements.

GAMCO Westwood Funds

Statements of Assets and Liabilities

March 31, 2012 (Unaudited)

	Mighty Mites Fund	SmallCap Equity Fund	Income Fund	Equity Fund	Balanced Fund	Intermediate Bond Fund
Assets:
Investments, at value (cost $490,594,350, $41,006,249, $5,569,613, $75,082,527, $87,006,217, and $21,016,781, respectively)	$596,290,569	$42,805,887	$6,285,005	$88,438,603	$99,716,253	$22,336,412
Investments in affiliates, at value (cost $11,653,215)	14,908,688	—	—	—	—	—
Cash	69,628	—	—	—	—	—
Receivable for Fund shares sold	2,134,337	245,225	111,171	35,275	70,932	54,237
Receivable for investments sold	196,401	—	—	178,244	306,213	—
Dividends and interest receivable	191,147	19,251	9,596	141,256	453,262	176,018
Prepaid expenses	42,872	30,501	22,002	31,187	31,862	26,434
Other assets.	—	—	2,806	2,623	3,179	4

Total Assets	613,833,642	43,100,864	6,430,580	88,827,188	100,581,701	22,593,105

Liabilities:
Payable to custodian	—	62,956	37,922	—	—	—
Payable for investments purchased	2,134,176	—	—	693,010	1,507,263	1,080,570
Payable for Fund shares redeemed	790,512	95,143	—	159,044	35,690	841
Distributions payable	—	—	—	—	—	4,081
Payable for investment advisory fees	517,185	31,504	1,016	79,768	64,946	5,682
Payable for distribution fees	191,051	15,003	1,915	20,990	25,447	5,612
Payable for accounting fees	7,500	—	—	7,500	7,500	—
Payable for legal and audit fees	38,541	16,042	12,922	20,904	20,905	15,653
Payable for shareholder communications expenses	67,321	3,698	3,078	19,297	13,511	3,026
Payable for shareholder services fees	211,440	5,549	647	17,553	10,512	1,025
Other accrued expenses	50,072	403	689	157	134	5,031

Total Liabilities	4,007,798	230,298	58,189	1,018,223	1,685,908	1,121,521

Net Assets	$609,825,844	$42,870,566	$6,372,391	$87,808,965	$98,895,793	$21,471,584

Net Assets Consist of:
Paid-in capital	$498,936,905	$43,716,853	$8,200,500	$92,522,775	$91,959,021	$20,147,621
Accumulated net investment income/(loss)	(5,009,628)	(84,109)	(376)	179,129	(6,018)	4,515
Accumulated net realized gain/(loss) on investments and foreign currency transactions	6,946,960	(2,561,816)	(2,543,125)	(18,249,015)	(5,767,246)	(183)
Net unrealized appreciation on investments	108,951,692	1,799,638	715,392	13,356,076	12,710,036	1,319,631
Net unrealized depreciation on foreign currency translations.	(85)	—	—	—	—	—

Net Assets	$609,825,844	$42,870,566	$6,372,391	$87,808,965	$98,895,793	$21,471,584

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net assets	$356,727,697	$24,694,414	$5,053,582	$82,076,806	$86,749,734	$10,867,673

Shares of beneficial interest outstanding.	20,322,658	1,520,873	572,525	8,388,819	7,632,345	912,765

Net Asset Value, offering, and redemption price per share	$17.55	$16.24	$8.83	$9.78	$11.37	$11.91

Class A:
Net assets	$76,902,236	$6,302,420	$175,098	$3,478,527	$4,748,021	$1,381,721

Shares of beneficial interest outstanding	4,461,692	394,897	19,181	356,190	415,955	116,171

Net Asset Value and redemption price per share	$17.24	$15.96	$9.13	$9.77	$11.41	$11.89

Maximum offering price per share (NAV ÷ 0.96, based on maximum sales charge of 4.00% of the offering price)	$17.96	$16.63	$9.51	$10.18	$11.89	$12.39

Class B:
Net assets	$3,438	$—	$—	$—	$39,214	$5,210

Shares of beneficial interest outstanding	214.3	—	—	—	3,403	437.8

Net Asset Value and offering price per share(a)	$16.04	$—	$—	$—	$11.52	$11.90

Class C:
Net assets	$93,485,475	$7,791,185	$1,038,270	$873,462	$5,029,182	$1,665,533

Shares of beneficial interest outstanding	5,854,883	520,760	105,915	91,709	436,335	147,218

Net Asset Value and offering price per share(a)	$15.97	$14.96	$9.80	$9.52	$11.53	$11.31

Class I:
Net assets	$82,706,998	$4,082,547	$105,441	$1,380,170	$2,329,642	$7,551,447

Shares of beneficial interest outstanding	4,666,310	248,718	11,940	141,066	205,073	633,991

Net Asset Value, offering, and redemption price per share	$17.72	$16.41	$8.83	$9.78	$11.36	$11.91

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

GAMCO Westwood Funds

Statements of Operations

For the Six Months Ended March 31, 2012 (Unaudited)

	Mighty Mites Fund	SmallCap Equity Fund	Income Fund	Equity Fund	Balanced Fund	Intermediate Bond Fund
Investment Income:
Dividends – unaffiliated (net of foreign withholding taxes of $2,590, $483, $0, $7,762, $4,970, and $0, respectively)	$2,342,805	$275,961	$98,695	$1,166,890	$748,544	$593
Dividends – affiliated	52,735	—	—	—	—	—
Interest	29,893	355	85	—	603,881	272,270

Total Investment Income	2,425,433	276,316	98,780	1,166,890	1,352,425	272,863

Expenses:
Investment advisory fees	2,946,775	219,772	29,002	459,808	363,919	63,783
Distribution fees – Class AAA	458,488	35,698	6,283	107,732	107,285	21,833
Distribution fees – Class A	180,282	15,100	177	9,268	11,377	2,192
Distribution fees – Class B	17	—	—	—	187	29
Distribution fees – Class C	444,558	34,107	2,997	4,194	23,625	10,827
Accounting fees	22,500	—	—	22,500	22,500	—
Custodian fees	73,228	24,707	2,317	10,984	11,647	2,496
Legal and audit fees	47,106	13,579	10,881	19,573	19,883	12,559
Registration expenses	41,399	20,290	19,695	25,133	24,935	17,213
Shareholder communications expenses	119,411	7,533	2,217	18,809	15,165	2,607
Shareholder services fees	375,649	11,808	3,911	46,292	31,657	5,565
Trustees’ fees	28,422	2,148	263	4,490	4,588	978
Tax expense	382	—	—	—	—	—
Miscellaneous expenses	20,044	4,759	3,870	6,893	7,241	3,146

Total Expenses	4,758,261	389,501	81,613	735,676	644,009	143,228

Less:
Expenses reimbursed by Adviser (See Note 3)	—	(29,878)	(21,399)	—	—	(28,619)
Advisory fee reduction on unsupervised assets (Note 3)	(57,030)	—	—	—	—	—
Custodian fee credits	—	—	—	(10,984)	(11,647)	—

Total Reimbursements, Reductions, and Credits	(57,030)	(29,878)	(21,399)	(10,984)	(11,647)	(28,619)

Net Expenses	4,701,231	359,623	60,214	724,692	632,362	114,609

Net Investment Income/(Loss)	(2,275,798)	(83,307)	38,566	442,198	720,063	158,254

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain/(loss) on investments – unaffiliated	10,737,615	(79,119)	118,042	4,230,453	1,523,861	(202)
Net realized gain on investments – affiliated	1,900	—	—	—	—	—
Net realized loss on foreign currency transactions	(59)	(29)	—	—	—	—

Net realized gain/(loss) on investments and foreign currency transactions	10,739,456	(79,148)	118,042	4,230,453	1,523,861	(202)

Net change in unrealized appreciation/depreciation:
on investments.	100,366,562	11,004,030	783,538	16,622,961	11,864,342	100,119
on foreign currency translations	(1)	21	—	—	—	—

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	100,366,561	11,004,051	783,538	16,622,961	11,864,342	100,119

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	111,106,017	10,924,903	901,580	20,853,414	13,388,203	99,917

Net Increase in Net Assets Resulting from Operations	$108,830,219	$10,841,596	$940,146	$21,295,612	$14,108,266	$258,171

See accompanying notes to financial statements.

GAMCO Westwood Funds

Statements of Changes in Net Assets

	Mighty Mites Fund		SmallCap Equity Fund
	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011
Operations:
Net investment loss	$(2,275,798)	$(5,315,868)	$(83,307)	$(277,042)
Net realized gain/(loss) on investments and foreign currency transactions	10,739,456	16,440,651	(79,148)	2,331,289
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	100,366,561	(55,728,318)	11,004,051	(11,142,044)

Net Increase/(Decrease) in Net Assets Resulting from Operations	108,830,219	(44,603,535)	10,841,596	(9,087,797)

Distributions to Shareholders:
Net investment income
Class AAA	—	(1,069,974)	—	—
Class A	—	(134,992)	—	—
Class I	—	(151,906)	—	—

	—	(1,356,872)	—	—

Net realized gain
Class AAA	(7,982,992)	(7,450,321)	(853,019)	—
Class A	(1,539,747)	(1,501,930)	(145,888)	—
Class B	(73)	(2,195)	—	—
Class C	(2,052,934)	(1,401,220)	(169,511)	—
Class I	(1,171,844)	(685,228)	(44,102)	—

	(12,747,590)	(11,040,894)	(1,212,520)	—

Total Distributions to Shareholders	(12,747,590)	(12,397,766)	(1,212,520)	—

Shares of Beneficial Interest Transactions:
Proceeds from shares issued
Class AAA	46,745,969	253,257,034	7,345,956	38,636,054
Class A	9,292,904	63,679,119	2,115,527	5,475,623
Class B	—	3,399	—	—
Class C	8,639,248	60,838,781	1,382,837	6,599,251
Class I	35,662,626	49,088,183	3,171,532	667,710

	100,340,747	426,866,516	14,015,852	51,378,638

Proceeds from reinvestment of distributions
Class AAA	6,581,486	7,225,290	471,504	—
Class A	1,292,227	1,326,762	137,257	—
Class B	73	2,195	—	—
Class C	1,539,337	1,059,902	138,549	—
Class I	739,601	420,004	44,074	—

	10,152,724	10,034,153	791,384	—

Cost of shares redeemed
Class AAA	(102,359,965)	(142,889,080)	(18,354,769)	(13,681,559)
Class A	(9,803,388)	(42,628,667)	(2,268,540)	(3,035,396)
Class B*	(6,817)	(77,183)	—	(7,381)
Class C	(10,525,464)	(12,427,131)	(610,300)	(491,456)
Class I	(16,917,470)	(13,080,698)	(306,391)	(1,086,703)

	(139,613,104)	(211,102,759)	(21,540,000)	(18,302,495)

Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	(29,119,633)	225,797,910	(6,732,764)	33,076,143

Redemption Fees	1,599	10,418	789	1,107

Net Increase in Net Assets	66,964,595	168,807,027	2,897,101	23,989,453

Net Assets:
Beginning of period	542,861,249	374,054,222	39,973,465	15,984,012

End of period	$609,825,844	$542,861,249	$42,870,566	$39,973,465

Undistributed net investment income	—	—	—	—

*	SmallCap Equity Fund’s Class B Shares were fully redeemed and closed on May 3, 2011.

See accompanying notes to financial statements.

GAMCO Westwood Funds

Statements of Changes in Net Assets (Continued)

	Income Fund		Equity Fund
	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011
Operations:
Net investment income	$38,566	$57,013	$442,198	$769,194
Net realized gain on investments	118,042	32,007	4,230,453	12,130,146
Net change in unrealized appreciation/depreciation on investments	783,538	75,804	16,622,961	(14,272,846)

Net Increase/(Decrease) in Net Assets Resulting from Operations	940,146	164,824	21,295,612	(1,373,506)

Distributions to Shareholders:
Net investment income
Class AAA	(39,647)	(48,541)	(805,081)	(588,343)
Class A	(711)	(1,450)	(22,470)	(16,239)
Class C	(2,617)	(200)	—	—
Class I	(929)	(880)	(14,267)	(7,652)

Total Distributions to Shareholders	(43,904)	(51,071)	(841,818)	(612,234)

Shares of Beneficial Interest Transactions:
Proceeds from shares issued
Class AAA	1,889,159	1,108,637	1,403,322	5,519,516
Class A	118,394	30,861	104,887	818,942
Class C	527,310	368,371	117,190	94,732
Class I	10,279	36,697	242,801	1,638,720

	2,545,142	1,544,566	1,868,200	8,071,910

Proceeds from reinvestment of distributions
Class AAA	37,317	45,374	740,520	543,647
Class A	597	1,429	21,380	15,625
Class C	2,616	163	—	—
Class I	920	789	14,257	7,644

	41,450	47,755	776,157	566,916

Cost of shares redeemed
Class AAA	(2,326,602)	(1,414,492)	(18,550,222)	(24,852,941)
Class A	—	(342,556)	(927,234)	(4,081,784)
Class B*	—	—	—	(7,254)
Class C	(13,309)	(21,841)	(249,129)	(251,745)
Class I	(11,781)	(316)	(410,044)	(1,262,218)

	(2,351,692)	(1,779,205)	(20,136,629)	(30,455,942)

Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	234,900	(186,884)	(17,492,272)	(21,817,116)

Redemption Fees	—	52	—	—

Net Increase/(Decrease) in Net Assets	1,131,142	(73,079)	2,961,522	(23,802,856)

Net Assets:
Beginning of period	5,241,249	5,314,328	84,847,443	108,650,299

End of period	$6,372,391	$5,241,249	$87,808,965	$84,847,443

Undistributed net investment income	—	$4,962	$179,129	$578,749

*	Equity Fund’s Class B Shares were fully redeemed and closed on March 1, 2011.

See accompanying notes to financial statements.

GAMCO Westwood Funds

Statements of Changes in Net Assets (Continued)

	Balanced Fund		Intermediate Bond Fund
	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011
Operations:
Net investment income	$720,063	$1,851,828	$158,254	$411,424
Net realized gain/(loss) on investments	1,523,861	10,519,771	(202)	126,815
Net change in unrealized appreciation/depreciation on investments	11,864,342	(11,383,178)	100,119	(114,746)

Net Increase in Net Assets Resulting from Operations	14,108,266	988,421	258,171	423,493

Distributions to Shareholders:
Net investment income
Class AAA	(669,122)	(1,696,462)	(136,203)	(380,579)
Class A	(29,560)	(71,218)	(9,127)	(12,938)
Class B	(146)	(398)	(23)	(384)
Class C	(18,794)	(44,960)	(8,686)	(14,227)
Class I	(17,848)	(39,011)	(4,215)	(3,686)

	(735,470)	(1,852,049)	(158,254)	(411,814)

Net realized gain
Class AAA	—	—	(104,674)	(28,090)
Class A	—	—	(7,970)	(887)
Class B	—	—	(30)	(64)
Class C	—	—	(13,285)	(1,914)
Class I	—	—	(732)	(334)

	—	—	(126,691)	(31,289)

Total Distributions to Shareholders	(735,470)	(1,852,049)	(284,945)	(443,103)

Shares of Beneficial Interest Transactions:
Proceeds from shares issued
Class AAA	10,885,563	12,270,171	3,981,330	4,691,931
Class A	470,176	240,458	806,879	627,660
Class B	—	2,800	—	—
Class C	310,775	619,606	816,509	2,336,655
Class I	686,775	1,019,973	7,432,931	94,434

	12,353,289	14,153,008	13,037,649	7,750,680

Proceeds from reinvestment of distributions
Class AAA	645,871	1,636,576	140,241	259,105
Class A	25,202	62,979	14,708	10,138
Class B	146	332	51	314
Class C	16,753	38,862	20,976	13,841
Class I	17,687	38,936	1,898	3,988

	705,659	1,777,685	177,874	287,386

Cost of shares redeemed
Class AAA	(13,529,734)	(43,102,456)	(10,189,326)	(5,027,808)
Class A	(687,241)	(1,055,724)	(279,015)	(284,419)
Class B	(206)	(53,292)	(2,734)	(30,170)
Class C	(271,186)	(1,244,361)	(1,404,603)	(1,816,362)
Class I	(472,100)	(930,553)	(9,115)	(96,549)

	(14,960,467)	(46,386,386)	(11,884,793)	(7,255,308)

Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	(1,901,519)	(30,455,693)	1,330,730	782,758

Net Increase/(Decrease) in Net Assets	11,471,277	(31,319,321)	1,303,956	763,148

Net Assets:
Beginning of period	87,424,516	118,743,837	20,167,628	19,404,480

End of period	$98,895,793	$87,424,516	$21,471,584	$20,167,628

Undistributed net investment income	—	$9,389	$4,515	$4,515

See accompanying notes to financial statements.

GAMCO Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions to Shareholders										Ratios to Average Net Assets/Supplemental Data
Period Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)(b)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments		Return of Capital	Total Distributions		Redemption Fees(a)(c)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)(b)		Operating Expenses Net of Waivers/ Reimburse- ments/ Reductions		Operating Expenses Before Waivers/ Reimburse- ments/ Reductions		Portfolio Turnover Rate††
Mighty Mites Fund
Class AAA
2012(d)	$14.85	$(0.05)		$3.10	$3.05	—	$(0.35)		—	$(0.35)		$0.00	$17.55	20.9%	$356,728	(0.65	)%(e)	1.48	%(e)	1.50	%(e)(f)	7%
2011	15.81	(0.14)		(0.34)	(0.48)	$(0.06)	(0.42)		—	(0.48)		0.00	14.85	(3.3)	344,800	(0.79)		1.46		1.48	(f)	20
2010	13.49	(0.10)		2.42	2.32	—	(0.00	)(c)	—	(0.00	)(c)	0.00	15.81	17.2	261,810	(0.67)		1.55		1.58	(f)	27
2009	13.41	(0.08)		0.47	0.39	—	(0.29)		$(0.02)	(0.31)		0.00	13.49	3.5	170,181	(0.69)		1.65		1.66	(f)	32
2008	17.05	(0.00	)(c)	(2.11)	(2.11)	(0.06)	(1.47)		—	(1.53)		0.00	13.41	(13.2)	55,808	(0.01)		1.71		1.71		18
2007	16.01	0.08		3.42	3.50	—	(2.46)		—	(2.46)		0.00	17.05	23.9	48,252	0.48		1.64		1.64		21
Class A
2012(d)	$14.61	$(0.07)		$3.05	$2.98	—	$(0.35)		—	$(0.35)		$0.00	$17.24	20.7%	$76,902	(0.90	)%(e)	1.73	%(e)	1.75	%(e)(f)	7%
2011	15.57	(0.18)		(0.32)	(0.50)	$(0.04)	(0.42)		—	(0.46)		0.00	14.61	(3.5)	64,457	(1.04)		1.71		1.73	(f)	20
2010	13.32	(0.13)		2.38	2.25	—	(0.00	)(c)	—	(0.00	)(c)	0.00	15.57	16.9	48,464	(0.91)		1.80		1.83	(f)	27
2009	13.26	(0.10)		0.47	0.37	—	(0.29)		$(0.02)	(0.31)		0.00	13.32	3.4	16,187	(0.90)		1.90		1.91	(f)	32
2008	16.94	(0.04)		(2.10)	(2.14)	(0.07)	(1.47)		—	(1.54)		0.00	13.26	(13.5)	6,134	(0.27)		1.96		1.96		18
2007	15.94	0.36		3.10	3.46	—	(2.46)		—	(2.46)		0.00	16.94	23.8	2,246	2.13		1.89		1.89		21
Class B
2012(d)	$13.66	$(0.11)		$2.84	$2.73	—	$(0.35)		—	$(0.35)		$0.00	$16.04	20.4%	$3	(1.45	)%(e)	2.23	%(e)	2.25	%(e)(f)	7%
2011	14.64	(0.20)		(0.36)	(0.56)	—	(0.42)		—	(0.42)		0.00	13.66	(4.1)	10	(1.29)		2.21		2.23	(f)	20
2010	12.59	(0.19)		2.24	2.05	—	(0.00	)(c)	—	(0.00	)(c)	0.00	14.64	16.3	77	(1.41)		2.30		2.33	(f)	27
2009	12.63	(0.14)		0.41	0.27	—	(0.29)		$(0.02)	(0.31)		0.00	12.59	2.8	116	(1.34)		2.40		2.41	(f)	32
2008	16.21	(0.10)		(2.01)	(2.11)	—	(1.47)		—	(1.47)		0.00	12.63	(13.9)	169	(0.73)		2.46		2.46		18
2007	15.43	(0.06)		3.30	3.24	—	(2.46)		—	(2.46)		0.00	16.21	23.0	422	(0.40)		2.39		2.39		21
Class C
2012(d)	$13.59	$(0.11)		$2.84	$2.73	—	$(0.35)		—	$(0.35)		$0.00	$15.97	20.5%	$93,486	(1.40	)%(e)	2.23	%(e)	2.25	%(e)(f)	7%
2011	14.55	(0.25)		(0.29)	(0.54)	—	(0.42)		—	(0.42)		0.00	13.59	(4.0)	79,827	(1.57)		2.21		2.23	(f)	20
2010	12.51	(0.19)		2.23	2.04	—	(0.00	)(c)	—	(0.00	)(c)	0.00	14.55	16.3	40,297	(1.41)		2.30		2.33	(f)	27
2009	12.55	(0.15)		0.42	0.27	—	(0.29)		$(0.02)	(0.31)		0.00	12.51	2.8	13,566	(1.42)		2.40		2.41	(f)	32
2008	16.13	(0.10)		(2.00)	(2.10)	$(0.01)	(1.47)		—	(1.48)		0.00	12.55	(13.9)	4,671	(0.78)		2.46		2.46		18
2007	15.35	0.10		3.14	3.24	—	(2.46)		—	(2.46)		0.00	16.13	23.2	2,041	0.65		2.39		2.39		21
Class I
2012(d)	$14.98	$(0.03)		$3.12	$3.09	—	$(0.35)		—	$(0.35)		$0.00	$17.72	21.0%	$82,707	(0.41	)%(e)	1.23	%(e)	1.25	%(e)(f)	7%
2011	15.92	(0.10)		(0.33)	(0.43)	$(0.09)	(0.42)		—	(0.51)		0.00	14.98	(3.0)	53,767	(0.57)		1.21		1.23	(f)	20
2010	13.55	(0.06)		2.43	2.37	—	(0.00	)(c)	—	(0.00	)(c)	0.00	15.92	17.5	23,406	(0.41)		1.30		1.33	(f)	27
2009	13.44	(0.06)		0.48	0.42	—	(0.29)		$(0.02)	(0.31)		0.00	13.55	3.7	12,528	(0.48)		1.40		1.41	(f)	32
2008(g)	13.96	0.03		(0.55)	(0.52)	—	—		—	—		0.00	13.44	(3.7)	893	0.26	(e)	1.46	(e)	1.46	(e)	18

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total Return for a period of less than one year is not annualized.

††

Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the year ended September 30, 2007 would have been 23%. Also, for the year ended September 30, 2009, the calculation of the portfolio turnover rate excluded from purchases the value of securities acquired in connection with the Fund’s acquisition of the net assets of the B.B. Micro-Cap Growth Fund.

(a)	Due to capital share activity, net investment income (loss), per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(b)	Per share data is calculated using the average shares outstanding method.
(c)	Amount represents less than $0.005 per share.
(d)	For the six months ended March 31, 2012, unaudited.
(e)	Annualized.
(f)

Before advisory fee reduction on unsupervised assets totaling 0.02%, 0.02%, 0.03%, and 0.01% of net assets for the six months ended March 31, 2012 and the years ended September 31, 2011, 2010, and 2009, respectively.

(g)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.

See accompanying notes to financial statements.

GAMCO Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders							Ratios to Average Net Assets/Supplemental Data
Period Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/ Reimbursements††		Operating Expenses Before Waivers/ Reimbursements†††		Portfolio Turnover Rate
SmallCap Equity Fund
Class AAA
2012(c)	$12.85	$(0.02)	$3.78	$3.76	—	$(0.37)	$(0.37)	$0.00	$16.24	29.8%	$24,695	(0.27	)%(d)	1.50	%(d)(e)	1.64	%(d)	15%
2011	13.36	(0.12)	(0.39)	(0.51)	—	—	—	0.00	12.85	(3.8)	28,843	(0.73)		1.50	(e)	1.69		52
2010	11.60	(0.10)	1.86	1.76	—	—	—	0.00	13.36	15.2	10,435	(0.81)		1.50	(e)	1.99		28
2009	11.99	(0.06)	(0.33)	(0.39)	—	—	—	—	11.60	(3.3)	8,856	(0.68)		1.50	(e)	2.80		55
2008	14.99	(0.03)	(2.97)	(3.00)	—	—	—	—	11.99	(20.0)	8,491	(0.23)		1.58	(e)	2.62		123
2007	12.51	(0.04)	2.68	2.64	$(0.16)	—	(0.16)	—	14.99	21.2	8,672	(0.28)		1.71		2.24		90
Class A
2012(c)	$12.65	$(0.04)	$3.72	$3.68	—	$(0.37)	$(0.37)	$0.00	$15.96	29.7%	$6,302	(0.48	)%(d)	1.75	%(d)(e)	1.89	%(d)	15%
2011	13.18	(0.16)	(0.37)	(0.53)	—	—	—	0.00	12.65	(4.0)	4,965	(0.98)		1.75	(e)	1.94		52
2010	11.47	(0.13)	1.84	1.71	—	—	—	0.00	13.18	14.9	3,509	(1.06)		1.75	(e)	2.24		28
2009	11.88	(0.09)	(0.32)	(0.41)	—	—	—	—	11.47	(3.5)	2,200	(0.98)		1.75	(e)	3.05		55
2008	14.89	(0.06)	(2.95)	(3.01)	—	—	—	—	11.88	(20.2)	703	(0.49)		1.83	(e)	2.87		123
2007	12.45	(0.09)	2.67	2.58	$(0.14)	—	(0.14)	—	14.89	20.9	778	(0.62)		1.96		2.49		90
Class C
2012(c)	$11.91	$(0.07)	$3.49	$3.42	—	$(0.37)	$(0.37)	$0.00	$14.96	29.3%	$7,791	(0.95	)%(d)	2.25	%(d)(e)	2.39	%(d)	15%
2011	12.47	(0.22)	(0.34)	(0.56)	—	—	—	0.00	11.91	(4.5)	5,406	(1.50)		2.25	(e)	2.44		52
2010	10.91	(0.18)	1.74	1.56	—	—	—	0.00	12.47	14.3	911	(1.55)		2.25	(e)	2.74		28
2009	11.36	(0.12)	(0.33)	(0.45)	—	—	—	—	10.91	(4.0)	345	(1.43)		2.25	(e)	3.55		55
2008	14.31	(0.12)	(2.83)	(2.95)	—	—	—	—	11.36	(20.6)	196	(0.94)		2.33	(e)	3.37		123
2007	11.97	(0.14)	2.57	2.43	$(0.09)	—	(0.09)	—	14.31	20.4	298	(1.04)		2.46		2.99		90
Class I
2012(c)	$12.96	$0.01	$3.81	$3.82	—	$(0.37)	$(0.37)	$0.00	$16.41	30.0%	$4,083	0.17	%(d)	1.25	%(d)(e)	1.39	%(d)	15%
2011	13.45	(0.07)	(0.42)	(0.49)	—	—	—	0.00	12.96	(3.6)	759	(0.46)		1.25	(e)	1.44		52
2010	11.65	(0.08)	1.88	1.80	—	—	—	0.00	13.45	15.5	1,123	(0.59)		1.25	(e)	1.74		28
2009	12.00	(0.04)	(0.31)	(0.35)	—	—	—	—	11.65	(2.9)	306	(0.47)		1.25	(e)	2.55		55
2008(f)	12.92	(0.01)	(0.91)	(0.92)	—	—	—	—	12.00	(7.1)	165	(0.06	)(d)	1.36	(d)(e)	2.40	(d)	123

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total Return for a period of less than one year is not annualized.

††

The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, the ratios for the years ended September 30, 2009, 2008, and 2007 would have been 1.50%, 1.51%, and 1.50% (Class AAA), 1.75%, 1.76%, and 1.75% (Class A), 2.25%, 2.26%, and 2.25% (Class C), and 1.25% and 1.26% (Class I), respectively. For the six months ended March 31, 2012 and the years ended September 30, 2011 and 2010, there were no Custodian Fee Credits.

†††

The ratios do not include a reduction for Custodian Fee Credits. Including such Custodian Fee Credits, ratios for the years ended September 30, 2009, 2008, and 2007 would have been 2.80%, 2.55%, and 2.03% (Class AAA), 3.05%, 2.80%, and 2.28% (Class A), 3.55%, 3.30%, and 2.78% (Class C), and 2.55% and 2.30% (Class I), respectively. For the six months ended March 31, 2012 and the years ended September 30, 2011 and 2010, there were no Custodian Fee Credits.

(a)	Per share data is calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended March 31, 2012, unaudited.
(d)	Annualized.
(e)

The Fund incurred interest expense of $682 during the year ended September 30, 2008. A portion of this interest expense was paid for by prior years Custodian Fee Credits. The impact to the ratios of operating expenses to the average net assets was minimal. If interest expense had not been incurred, the ratio of operating expenses to the average net assets would have been 1.50% (Class AAA), 1.75% (Class A), 2.25% (Class C), and 1.25% (Class I), respectively. For the years ended September 30, 2011, 2010, and 2009, the effect of interest expense was minimal. For the six months ended March 31, 2012, there was no interest expense.

(f)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.

See accompanying notes to financial statements.

GAMCO Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders								Ratios to Average Net Assets/Supplemental Data
Period Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Net of Waivers/ Reimbursements††(c)		Operating Expenses Before Waivers/ Reimbursements†††		Portfolio Turnover Rate
Income Fund
Class AAA
2012(d)	$7.65	$0.06	$1.19	$1.25	$(0.07)	—	—	$(0.07)	—	$8.83	16.4%	$5,054	1.42	%(e)	2.00	%(e)	2.74	%(e)	7%
2011	7.53	0.09	0.11	0.20	(0.08)	—	—	(0.08)	$0.00	7.65	2.6	4,665	1.08		1.84		2.74		14
2010	6.96	0.13	0.56	0.69	(0.12)	—	—	(0.12)	—	7.53	9.9	4,822	1.73		1.50		3.19		10
2009	7.85	0.16	(0.85)	(0.69)	(0.18)	—	$(0.02)	(0.20)	—	6.96	(8.1)	4,869	2.57		1.63		3.06		14
2008	10.21	0.26	(2.05)	(1.79)	(0.34)	$(0.21)	(0.02)	(0.57)	—	7.85	(18.2)	7,285	2.83		1.58		2.48		28
2007	12.04	0.50	0.59	1.09	(0.47)	(2.45)	—	(2.92)	—	10.21	10.0	17,871	4.65		1.76		2.20		64
Class A
2012(d)	$7.91	$0.05	$1.23	$1.28	$(0.06)	—	—	$(0.06)	—	$9.13	16.3%	$175	1.06	%(e)	2.25	%(e)	2.99	%(e)	7%
2011	7.79	0.08	0.10	0.18	(0.06)	—	—	(0.06)	$0.00	7.91	2.2	47	0.98		1.89		3.15		14
2010	7.20	0.10	0.59	0.69	(0.10)	—	—	(0.10)	—	7.79	9.7	341	1.29		1.75		3.44		10
2009	8.12	0.08	(0.81)	(0.73)	(0.17)	—	$(0.02)	(0.19)	—	7.20	(8.4)	77	1.28		1.88		3.31		14
2008	10.54	0.24	(2.11)	(1.87)	(0.32)	$(0.21)	(0.02)	(0.55)	—	8.12	(18.3)	51	2.53		1.83		2.73		28
2007	12.34	0.50	0.59	1.09	(0.44)	(2.45)	—	(2.89)	—	10.54	9.7	80	4.45		2.01		2.45		64
Class C
2012(d)	$8.49	$0.03	$1.32	$1.35	$(0.04)	—	—	$(0.04)	—	$9.80	15.9%	$1,038	0.58	%(e)	2.75	%(e)	3.49	%(e)	7%
2011	8.36	0.02	0.13	0.15	(0.02)	—	—	(0.02)	$0.00	8.49	1.8	437	0.19		2.62		3.47		14
2010	7.70	0.08	0.62	0.70	(0.04)	—	—	(0.04)	—	8.36	9.1	97	1.04		2.25		3.94		10
2009	8.65	0.11	(0.91)	(0.80)	(0.13)	—	$(0.02)	(0.15)	—	7.70	(8.8)	261	1.68		2.38		3.81		14
2008	11.22	0.20	(2.26)	(2.06)	(0.28)	$(0.21)	(0.02)	(0.51)	—	8.65	(18.8)	319	1.99		2.33		3.23		28
2007	12.98	0.38	0.71	1.09	(0.40)	(2.45)	—	(2.85)	—	11.22	9.1	397	3.35		2.51		2.94		64
Class I
2012(d)	$7.65	$0.07	$1.19	$1.26	$(0.08)	—	—	$(0.08)	—	$8.83	16.5%	$105	1.62	%(e)	1.75	%(e)	2.49	%(e)	7%
2011	7.53	0.10	0.12	0.22	(0.10)	—	—	(0.10)	$0.00	7.65	2.9	92	1.26		1.61		2.48		14
2010	6.97	0.14	0.56	0.70	(0.14)	—	—	(0.14)	—	7.53	10.1	54	1.97		1.25		2.94		10
2009	7.85	0.19	(0.85)	(0.66)	(0.20)	—	$(0.02)	(0.22)	—	6.97	(7.8)	59	3.13		1.38		2.81		14
2008(f)	9.14	0.18	(1.18)	(1.00)	(0.27)	—	(0.02)	(0.29)	—	7.85	(11.2)	118	2.82	(e)	1.36	(e)	2.26	(e)	28

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total Return for a period of less than one year is not annualized.

††

The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, the ratios for the years ended September 30, 2009, 2008, and 2007 would have been 1.50%, 1.51%, and 1.50% (Class AAA), 1.75%, 1.76%, and 1.75% (Class A), 2.25%, 2.26%, and 2.25% (Class C), and 1.25% and 1.26% (Class I), respectively. For the six months ended March 31, 2012 and the years ended September 30, 2011 and 2010, there were no Custodian Fee Credits.

†††

The ratios do not include a reduction for Custodian Fee Credits. Including such Custodian Fee Credits, the ratios for the years ended September 30, 2009, 2008, and 2007 would have been 2.93%, 2.41%, and 1.94% (Class AAA), 3.18%, 2.66%, and 2.19% (Class A), 3.68%, 3.16%, and 2.68% (Class C), and 2.68% and 2.16% (Class I), respectively. For the six months ended March 31, 2012 and the years ended September 30, 2011 and 2010, there were no Custodian Fee Credits.

(a)	Per share data is calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

The Fund incurred interest expense of $1,169 and $4,188 during the years ended September 30, 2009 and September 30, 2008, respectively. All of the interest expense for 2009 and a portion of this interest expense in 2008 was paid for by prior years custodian fee credits. This would impact the ratios of operating expenses to the average net assets by 0.02% and 0.03% for all Classes, respectively. If interest expense had not been incurred, the ratios of operating expenses to the average net assets would have been 1.48% and 1.50% (Class AAA), 1.73 and 1.75% (Class A), 2.23% and 2.25% (Class C), and 1.23% and 1.25% (Class I), respectively. For the years ended September 30, 2011, 2010, and 2007, the effect of interest expense was minimal. For the six months ended March 31, 2012, there was no interest expense.

(d)	For the six months ended March 31, 2012, unaudited.
(e)	Annualized.
(f)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.

See accompanying notes to financial statements.

GAMCO Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Period Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses††		Portfolio Turnover Rate
Equity Fund
Class AAA
2012(b)	$7.81	$0.04		$2.01	$2.05	$(0.08)	—	$(0.08)	$9.78	26.5%%	$82,077	0.97	%(c)	1.58	%(c)(d)	20%
2011	8.17	0.07		(0.38)	(0.31)	(0.05)	—	(0.05)	7.81	(3.8)	79,328	0.73		1.54	(d)	38
2010	7.72	0.04		0.48	0.52	(0.07)	—	(0.07)	8.17	6.8	99,986	0.55		1.56	(d)	52
2009	9.21	0.08		(1.48)	(1.40)	(0.09)	—	(0.09)	7.72	(15.2)	132,314	1.21		1.59	(d)	111
2008	12.63	0.08		(1.87)	(1.79)	(0.05)	$(1.58)	(1.63)	9.21	(16.0)	167,946	0.73		1.49		71
2007	12.51	0.04		2.15	2.19	(0.05)	(2.02)	(2.07)	12.63	19.7	189,913	0.37		1.52		58
Class A
2012(b)	$7.78	$0.03		$2.01	$2.04	$(0.05)	—	$(0.05)	$9.77	26.4%	$3,479	0.74	%(c)	1.83	%(c)(d)	20%
2011	8.13	0.04		(0.37)	(0.33)	(0.02)	—	(0.02)	7.78	(4.0)	3,445	0.44		1.79	(d)	38
2010	7.69	0.02		0.48	0.50	(0.06)	—	(0.06)	8.13	6.5	6,616	0.31		1.81	(d)	52
2009	9.11	0.06		(1.43)	(1.37)	(0.05)	—	(0.05)	7.69	(15.0)	6,131	0.89		1.84	(d)	111
2008	12.57	0.05		(1.89)	(1.84)	(0.04)	$(1.58)	(1.62)	9.11	(16.6)	5,079	0.47		1.74		71
2007	12.45	0.01		2.15	2.16	(0.02)	(2.02)	(2.04)	12.57	19.5	3,527	0.12		1.77		58
Class C
2012(b)	$7.56	$0.01		$1.95	$1.96	—	—	—	$9.52	25.9%	$873	0.24	%(c)	2.33	%(c)(d)	20%
2011	7.91	(0.00	)(e)	(0.35)	(0.35)	—	—	—	7.56	(4.4)	816	(0.02)		2.29	(d)	38
2010	7.49	(0.02)		0.46	0.44	$(0.02)	—	$(0.02)	7.91	5.9	999	(0.19)		2.31	(d)	52
2009	8.95	0.02		(1.44)	(1.42)	(0.04)	—	(0.04)	7.49	(15.8)	1,067	0.37		2.34	(d)	111
2008	12.36	(0.00	)(e)	(1.83)	(1.83)	—	$(1.58)	(1.58)	8.95	(16.7)	736	(0.02)		2.24		71
2007	12.31	(0.05)		2.12	2.07	—	(2.02)	(2.02)	12.36	18.8	320	(0.39)		2.27		58
Class I
2012(b)	$7.83	$0.06		$2.00	$2.06	$(0.11)	—	$(0.11)	$9.78	26.5%	$1,380	1.23	%(c)	1.33	%(c)(d)	20%
2011	8.19	0.10		(0.39)	(0.29)	(0.07)	—	(0.07)	7.83	(3.6)	1,258	1.07		1.29	(d)	38
2010	7.73	0.06		0.49	0.55	(0.09)	—	(0.09)	8.19	7.1	1,043	0.81		1.31	(d)	52
2009	9.23	0.10		(1.49)	(1.39)	(0.11)	—	(0.11)	7.73	(15.0)	691	1.44		1.34	(d)	111
2008(f)	10.35	0.07		(1.19)	(1.12)	—	—	—	9.23	(10.8)	797	1.00	(c)	1.24	(c)	71

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total Return for a period of less than one year is not annualized.

††

The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, the ratios for the six months ended March 31, 2012 and the years ended September 30, 2011, 2010, 2009, 2008, and 2007 would have been 1.56%, 1.52%, 1.54%, 1.57%, 1.47%, and 1.47% (Class AAA), 1.81%, 1.77%, 1.79%, 1.82%, 1.72%, and 1.72% (Class A), 2.31%, 2.27%, 2.29%, 2.32%, 2.22%, and 2.22% (Class C), and 1.31%, 1.27%, 1.29%, 1.32%, and 1.22% (Class I), respectively.

(a)	Per share data is calculated using the average shares outstanding method.
(b)	For the six months ended March 31, 2012, unaudited.
(c)	Annualized.
(d)

The Fund incurred interest expense of $325, $1,854, and $106 during the years ended September 30, 2011, 2010, and 2009, respectively. This interest expense was paid for by prior years Custodian Fee Credits. The effect of interest expense was minimal. For the six months ended March 31, 2012, there was no interest expense.

(e)	Amount represents less than $0.005 per share.
(f)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.

See accompanying notes to financial statements.

GAMCO Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/ Supplemental Data
Period Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses††		Portfolio Turnover Rate
Balanced Fund
Class AAA
2012(b)	$9.86	$0.08	$1.51	$1.59	$(0.08)	—	$(0.08)	$11.37	16.2%	$86,750	1.53	%(c)	1.28	%(c)	18%
2011	10.13	0.18	(0.27)	(0.09)	(0.18)	—	(0.18)	9.86	(1.0)	76,941	1.65		1.24		24
2010	9.65	0.14	0.49	0.63	(0.15)	—	(0.15)	10.13	6.5	106,782	1.45		1.26		33
2009	10.47	0.17	(0.77)	(0.60)	(0.17)	$(0.05)	(0.22)	9.65	(5.6)	123,323	1.86		1.27		89
2008	12.58	0.21	(1.17)	(0.96)	(0.22)	(0.93)	(1.15)	10.47	(8.4)	138,174	1.83		1.23		60
2007	12.82	0.22	1.36	1.58	(0.21)	(1.61)	(1.82)	12.58	13.6	152,185	1.76		1.27		46
Class A
2012(b)	$9.90	$0.07	$1.51	$1.58	$(0.07)	—	$(0.07)	$11.41	16.0%	$4,748	1.29	%(c)	1.53	%(c)	18%
2011	10.17	0.15	(0.26)	(0.11)	(0.16)	—	(0.16)	9.90	(1.2)	4,298	1.40		1.49		24
2010	9.69	0.12	0.48	0.60	(0.12)	—	(0.12)	10.17	6.2	5,136	1.20		1.51		33
2009	10.51	0.14	(0.76)	(0.62)	(0.15)	$(0.05)	(0.20)	9.69	(5.8)	5,995	1.61		1.52		89
2008	12.63	0.18	(1.18)	(1.00)	(0.19)	(0.93)	(1.12)	10.51	(8.7)	5,639	1.56		1.48		60
2007	12.87	0.19	1.36	1.55	(0.18)	(1.61)	(1.79)	12.63	13.3	5,519	1.51		1.52		46
Class B
2012(b)	$9.99	$0.04	$1.53	$1.57	$(0.04)	—	$(0.04)	$11.52	15.8%	$39	0.78	%(c)	2.03	%(c)	18%
2011	10.25	0.09	(0.26)	(0.17)	(0.09)	—	(0.09)	9.99	(1.7)	34	0.83		1.99		24
2010	9.77	0.07	0.48	0.55	(0.07)	—	(0.07)	10.25	5.7	82	0.69		2.01		33
2009	10.60	0.10	(0.78)	(0.68)	(0.10)	$(0.05)	(0.15)	9.77	(6.3)	105	1.13		2.02		89
2008	12.72	0.13	(1.20)	(1.07)	(0.12)	(0.93)	(1.05)	10.60	(9.1)	125	1.10		1.98		60
2007	12.95	0.13	1.37	1.50	(0.12)	(1.61)	(1.73)	12.72	12.7	194	1.02		2.02		46
Class C
2012(b)	$9.99	$0.04	$1.54	$1.58	$(0.04)	—	$(0.04)	$11.53	15.9%	$5,029	0.78	%(c)	2.03	%(c)	18%
2011	10.26	0.10	(0.27)	(0.17)	(0.10)	—	(0.10)	9.99	(1.7)	4,318	0.90		1.99		24
2010	9.78	0.07	0.48	0.55	(0.07)	—	(0.07)	10.26	5.7	4,975	0.70		2.01		33
2009	10.61	0.10	(0.77)	(0.67)	(0.11)	$(0.05)	(0.16)	9.78	(6.2)	4,859	1.06		2.02		89
2008	12.74	0.12	(1.19)	(1.07)	(0.13)	(0.93)	(1.06)	10.61	(9.1)	1,389	1.05		1.98		60
2007	12.97	0.13	1.37	1.50	(0.12)	(1.61)	(1.73)	12.74	12.7	1,003	1.01		2.02		46
Class I
2012(b)	$9.85	$0.10	$1.51	$1.61	$(0.10)	—	$(0.10)	$11.36	16.4%	$2,330	1.78	%(c)	1.03	%(c)	18%
2011	10.12	0.21	(0.27)	(0.06)	(0.21)	—	(0.21)	9.85	(0.7)	1,834	1.92		0.99		24
2010	9.64	0.17	0.48	0.65	(0.17)	—	(0.17)	10.12	6.8	1,769	1.70		1.01		33
2009	10.46	0.19	(0.77)	(0.58)	(0.19)	$(0.05)	(0.24)	9.64	(5.3)	1,451	2.07		1.02		89
2008(d)	11.33	0.17	(0.87)	(0.70)	(0.17)	—	(0.17)	10.46	(6.2)	1,490	2.14	(c)	0.98	(c)	60

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††

The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, the ratios for the six months ended March 31, 2012 and the years ended September 30, 2011, 2010, 2009, 2008, and 2007 would have been 1.26%, 1.22%, 1.24%, 1.25%, 1.21%, and 1.19% (Class AAA), 1.51%, 1.47%, 1.49%, 1.50%, 1.46%, and 1.44% (Class A), 2.01%, 1.97%, 1.99%, 2.00%, 1.96%, and 1.94% (Class B and Class C), and 1.01%, 0.97%, 0.99%, 1.00%, and 0.96% (Class I), respectively.

(a)	Per share data is calculated using the average shares outstanding method.
(b)	For the six months ended March 31, 2012, unaudited.
(c)	Annualized.
(d)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.

See accompanying notes to financial statements.

GAMCO Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Period Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Net of Waivers/ Reimbursements††		Operating Expenses Before Waivers/ Reimbursements†††		Portfolio Turnover Rate
Intermediate Bond Fund
Class AAA
2012(b)	$11.91	$0.09	$0.07		$0.16	$(0.09)	$(0.07)	$(0.16)	$11.91	1.4%	$10,868	1.56	%(c)	1.00	%(c)	1.27	%(c)	2%
2011	11.90	0.29	0.03		0.32	(0.29)	(0.02)	(0.31)	11.91	2.7	16,959	2.45		1.00		1.39		16
2010	11.52	0.27	0.46		0.73	(0.27)	(0.08)	(0.35)	11.90	6.5	17,038	2.32		1.02		1.49		14
2009	10.84	0.28	0.68		0.96	(0.28)	—	(0.28)	11.52	9.0	13,949	2.51		1.04		1.58		18
2008	10.80	0.36	0.04		0.40	(0.36)	—	(0.36)	10.84	3.7	10,498	3.23		1.07		1.76		32
2007	10.81	0.40	0.00	(d)	0.40	(0.41)	—	(0.41)	10.80	3.7	9,413	3.73		1.10		1.64		20
Class A
2012(b)	$11.91	$0.09	$0.05		$0.14	$(0.09)	$(0.07)	$(0.16)	$11.89	1.2%	$1,382	1.46	%(c)	1.10	%(c)	1.37	%(c)	2%
2011	11.90	0.27	0.04		0.31	(0.28)	(0.02)	(0.30)	11.91	2.6	842	2.33		1.10		1.49		16
2010	11.51	0.26	0.47		0.73	(0.26)	(0.08)	(0.34)	11.90	6.4	487	2.23		1.12		1.59		14
2009	10.84	0.27	0.67		0.94	(0.27)	—	(0.27)	11.51	8.7	523	2.40		1.14		1.68		18
2008	10.80	0.34	0.05		0.39	(0.35)	—	(0.35)	10.84	3.6	101	3.09		1.17		1.86		32
2007	10.81	0.39	0.00	(d)	0.39	(0.40)	—	(0.40)	10.80	3.7	69	3.64		1.20		1.74		20
Class B
2012(b)	$11.91	$0.05	$0.06		$0.11	$(0.05)	$(0.07)	$(0.12)	$11.90	0.9%	$5	0.80	%(c)	1.75	%(c)	2.02	%(c)	2%
2011	11.90	0.20	0.03		0.23	(0.20)	(0.02)	(0.22)	11.91	2.0	8	1.71		1.75		2.14		16
2010	11.51	0.18	0.47		0.65	(0.18)	(0.08)	(0.26)	11.90	5.8	38	1.59		1.77		2.24		14
2009	10.84	0.20	0.67		0.87	(0.20)	—	(0.20)	11.51	8.0	130	1.77		1.79		2.33		18
2008	10.80	0.28	0.03		0.31	(0.27)	—	(0.27)	10.84	2.9	48	2.53		1.82		2.51		32
2007	10.81	0.32	0.00	(d)	0.32	(0.33)	—	(0.33)	10.80	3.0	93	2.97		1.85		2.39		20
Class C
2012(b)	$11.32	$0.05	$0.06		$0.11	$(0.05)	$(0.07)	$(0.12)	$11.31	0.9%	$1,666	0.80	%(c)	1.75	%(c)	2.02	%(c)	2%
2011	11.32	0.17	0.04		0.21	(0.19)	(0.02)	(0.21)	11.32	1.9	2,234	1.51		1.75		2.14		16
2010	10.96	0.17	0.44		0.61	(0.17)	(0.08)	(0.25)	11.32	5.7	1,716	1.50		1.77		2.24		14
2009	10.31	0.19	0.65		0.84	(0.19)	—	(0.19)	10.96	8.3	582	1.76		1.79		2.33		18
2008	10.28	0.24	0.05		0.29	(0.26)	—	(0.26)	10.31	2.8	478	2.29		1.82		2.51		32
2007	10.31	0.40	0.09		0.49	(0.52)	—	(0.52)	10.28	4.8	15	3.96		1.85		2.39		20
Class I
2012(b)	$11.92	$0.14	$0.03		$0.17	$(0.11)	$(0.07)	$(0.18)	$11.91	1.4%	$7,551	2.36	%(c)	0.75	%(c)	1.02	%(c)	2%
2011	11.91	0.32	0.03		0.35	(0.32)	(0.02)	(0.34)	11.92	3.0	125	2.68		0.75		1.14		16
2010	11.52	0.30	0.47		0.77	(0.30)	(0.08)	(0.38)	11.91	6.8	125	2.58		0.77		1.24		14
2009	10.85	0.31	0.67		0.98	(0.31)	—	(0.31)	11.52	9.1	322	2.75		0.79		1.33		18
2008(e)	11.09	0.28	(0.25)		0.03	(0.27)	—	(0.27)	10.85	0.2	363	3.57	(c)	0.84	(c)	1.53	(c)	32

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††

The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, the ratios for the years ended September 30, 2010, 2009, 2008, and 2007 would have been 1.00%, 1.00%, 1.00%, and 1.00% (Class AAA), 1.10%, 1.10%, 1.10%, and 1.10% (Class A), 1.75%, 1.75%, 1.75%, and 1.75% (Class B and Class C), and 0.75%, 0.75%, and 0.75% (Class I), respectively. For the six months ended March 31, 2012 and the year ended September 30, 2011, there were no Custodian Fee Credits.

†††

The ratios do not include a reduction for Custodian Fee Credits. Including such Custodian Fee Credits, the ratios for the years ended September 30, 2010, 2009, 2008, and 2007 would have been 1.47%, 1.54%, 1.69%, and 1.54% (Class AAA), 1.57%, 1.64%, 1.79%, and 1.64% (Class A), 2.22%, 2.29%, 2.44%, and 2.29% (Class B and Class C), and 1.22%, 1.29%, and 1.44% (Class I), respectively. For the six months ended March 31, 2012 and the year ended September 30, 2011, there were no Custodian Fee Credits.

(a)	Per share data is calculated using the average shares outstanding method.
(b)	For the six months ended March 31, 2012, unaudited.
(c)	Annualized.
(d)	Amount represents less than $0.005 per share.
(e)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.

See accompanying notes to financial statements.

GAMCO Westwood Funds

Notes to Financial Statements (Unaudited)

1.   Organization.   The GAMCO Westwood Funds (the “Trust”) was organized as a Massachusetts business trust on June 12, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company and currently consists of six active separate investment portfolios: GAMCO Westwood Mighty Mites Fund (“Mighty Mites Fund”), GAMCO Westwood SmallCap Equity Fund (“SmallCap Equity Fund”), GAMCO Westwood Income Fund (“Income Fund”), GAMCO Westwood Equity Fund (“Equity Fund”), GAMCO Westwood Balanced Fund (“Balanced Fund”), and GAMCO Westwood Intermediate Bond Fund (“Intermediate Bond Fund”), (individually, a “Fund” and collectively, the “Funds”), each with five classes of shares outstanding except for the SmallCap Equity Fund, Income Fund, and Equity Fund with four classes outstanding. Each class of shares outstanding bears the same voting, dividend, liquidation, and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class.

The investment objectives of each Fund are as follows:

•	Mighty Mites Fund seeks to provide long-term capital appreciation by investing primarily in companies with a market capitalization of $500 million or less at the time of initial investment.

•

SmallCap Equity Fund seeks to provide long-term capital appreciation by investing primarily in companies with a market capitalization between $100 million and $2.5 billion at the time of initial investment.

•	Income Fund seeks to provide a high level of current income as well as long-term capital appreciation.

•	Equity Fund seeks to provide capital appreciation. The Equity Fund’s secondary goal is to produce current income.

•	Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.

•	Intermediate Bond Fund seeks to maximize total return, while maintaining a level of current income consistent with the maintenance of principal and liquidity.

2.   Significant Accounting Policies.  The Trust’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

Security Valuation.  Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Teton Advisors, Inc. (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

GAMCO Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including a Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of March 31, 2012 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/12
MIGHTY MITES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$17,592,485	—	$0	$17,592,485
Business Services	25,808,111	—	3	25,808,114
Cable	164,538	—	0	164,538
Consumer Products	23,815,986	$29	—	23,816,015
Diversified Industrial	50,740,966	125,013	—	50,865,979
Educational Services	5,785,050	—	0	5,785,050
Entertainment	1,971,871	—	154,163	2,126,034
Equipment and Supplies	31,278,899	—	3,088	31,281,987
Financial Services	42,209,550	352,000	—	42,561,550
Health Care	60,272,755	—	12,280	60,285,035
Real Estate	7,062,874	56,100	7,550	7,126,524
Retail	14,203,217	—	1,950	14,205,167
Telecommunications	6,294,606	4,960	14,250	6,313,816
Other Industries(a)	233,695,786	—	—	233,695,786
Total Common Stocks	520,896,694	538,102	193,284	521,628,080
Preferred Stocks(a)	654,983	—	—	654,983
Convertible Preferred Stocks(a)	—	13,170	—	13,170
Rights(a)	—	—	346,000	346,000
Warrants(a)	—	—	0	0
U.S. Government Obligations	—	88,557,024	—	88,557,024
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$521,551,677	$89,108,296	$539,284	$611,199,257

SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$41,871,184	—	—	$41,871,184
U.S. Government Obligations	—	$934,703	—	934,703
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$41,871,184	$934,703	—	$42,805,887

INCOME FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$5,425,519	—	—	$5,425,519
Preferred Stocks(a)	306,600	—	—	306,600
U.S. Government Obligations	—	$552,886	—	552,886
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$5,732,119	$552,886	—	$6,285,005

EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$87,435,913	—	—	$87,435,913
Short-Term Investments	1,002,690	—	—	1,002,690
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$88,438,603	—	—	$88,438,603

GAMCO Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/12

BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$61,518,161	—	—	$61,518,161
Corporate Bonds(a)	—	$18,109,257	—	18,109,257
Short-Term Investments	2,493,884	—	—	2,493,884
U.S. Government Agency Obligations	—	6,858,568	—	6,858,568
U.S. Government Obligations	—	10,736,383	—	10,736,383
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$64,012,045	$35,704,208	—	$99,716,253

INTERMEDIATE BOND FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Corporate Bonds(a)	—	$8,518,758	—	$8,518,758
U.S. Government Agency Obligations	—	5,943,297	—	5,943,297
U.S. Government Obligations	—	6,094,655	—	6,094,655
Short-Term Investments	$1,779,702	—	—	1,779,702
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,779,702	$20,556,710	—	$22,336,412

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Funds did not have significant transfers between Level 1 and Level 2 during the six months ended March 31, 2012. The Funds’ policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at March 31, 2012 or September 30, 2011 for SmallCap Equity Fund, Income Fund, Equity Fund, Balanced Fund, and Intermediate Bond Fund.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Securities Sold Short. The Mighty Mites Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Mighty Mites Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Mighty Mites Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Mighty Mites Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Mighty Mites Fund on the ex-dividend date and interest expense is recorded on the accrual basis. At March 31, 2012, there were no short sales outstanding for the Mighty Mites Fund.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

GAMCO Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Restricted and Illiquid Securities.  Each Fund may invest up to 10% (except for the Mighty Mites Fund, SmallCap Equity Fund, and Income Fund which may invest up to 15%) of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted and illiquid securities the Mighty Mites Fund held as of March 31, 2012, refer to its Schedule of Investments.

Investments in other Investment Companies.  All Funds may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in these Funds would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended March 31, 2012, the Mighty Mites Fund’s, Equity Fund’s, Balanced Fund’s, and Intermediate Bond Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point for each of these four funds. During the six months ended March 31, 2012, the Income Fund and SmallCap Equity Fund held no investments in other investment companies.

Securities Transactions and Investment Income.  Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as a Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses.  Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense.  When cash balances are maintained in a Fund’s custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under each custody arrangement are included in custodian fees in the Statements of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, a Fund is charged an overdraft fee equal to 90% of the current Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statements of Operations.

Currently included in the Statements of Operations for the six months ended March 31, 2012 are custodian fee expenses that were paid for by custodian fee credits as follows:

	Mighty Mites Fund	SmallCap Equity Fund	Income Fund	Equity Fund	Balanced Fund	Intermediate Bond Fund
Expenses paid for by custodian fee credits:
Custodian fee expense.	$—	$—	$—	$(10,984)	$(11,647)	$—

GAMCO Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

Distributions to Shareholders.  Distributions from net investment income are declared and paid annually for the Mighty Mites Fund, SmallCap Equity Fund, and Equity Fund, and quarterly for the Income Fund and Balanced Fund. The Intermediate Bond Fund declares dividends daily and pays those dividends monthly. Distributions of net realized gain on investments are normally declared and paid at least annually by each Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Funds, timing differences, and differing characterizations of distributions made by the Funds. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Funds.

The tax character of distributions paid during the year ended September 30, 2011 was as follows:

	Mighty Mites Fund	SmallCap Equity Fund	Income Fund	Equity Fund	Balanced Fund	Intermediate Bond Fund
Distributions paid from:
Ordinary Income (inclusive of short-term capital gains)	$7,833,559	$—	$51,071	$612,234	$1,852,049	$411,814
Net long-term capital gains	4,564,207	—	—	—	—	31,289

Total distributions paid	$12,397,766	$—	$51,071	$612,234	$1,852,049	$443,103

Provision for Income Taxes.  The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Funds’ net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At September 30, 2011, the Funds had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010 . In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The following summarizes capital loss carryforwards and expiration dates for each Fund at September 30, 2011:

Expiring in Fiscal Year	Mighty Mites Fund	SmallCap Equity Fund	Income Fund	Equity Fund	Balanced Fund	Intermediate Bond Fund
2016	$—	$210	$—	$—	$—	$—
2017	—	585,663	1,094,920	—	—	—
2018	—	—	1,503,326	21,626,325	6,176,716	—
2019	—	—	62,767	—	—	—

Under the current tax law, capital losses related to securities realized after October 31 and prior to a fund’s fiscal year end may be treated as occurring on the first day of the following year. For the year ended September 30, 2011, the Mighty Mites Fund and SmallCap Equity Fund deferred currency losses of $542 and $801, respectively.

The following summarizes the tax cost of investments and the related net unrealized appreciation/depreciation at March 31, 2012:

	Mighty Mites Fund	SmallCap Equity Fund	Income Fund	Equity Fund	Balanced Fund	Intermediate Bond Fund
Aggregate cost of investments	$503,304,847	$41,540,030	$5,569,769	$75,484,833	$87,866,828	$21,016,781

Gross unrealized appreciation	$137,468,321	$4,551,734	$848,385	$14,615,564	$13,513,519	$1,391,756
Gross unrealized depreciation	(29,573,911)	(3,285,877)	(133,149)	(1,661,794)	(1,664,094)	(72,125)

Net unrealized appreciation/depreciation	$107,894,410	$1,265,857	$715,236	$12,953,770	$11,849,425	$1,319,631

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended March 31, 2012, the Funds did not incur any interest or penalties. As of March 31, 2012, the Adviser has reviewed all open tax years and concluded that there was no impact to the Funds’ net assets or results of operations. Tax years ended September 30, 2008 through September 30, 2011 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Funds’ tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreements and Other Transactions.  The Funds have entered into investment advisory agreements (the “Advisory Agreements”) with the Adviser which provide that the Funds will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% for the Mighty Mites Fund, SmallCap Equity Fund, Income Fund, and Equity Fund, 0.75% for the Balanced Fund, and 0.60% for the Intermediate Bond Fund, of the value of a Fund’s average daily net assets. In accordance with the Advisory Agreements, the Adviser provides a continuous investment program for the Funds’ portfolios, oversees the administration of all aspects of the Funds’ business and affairs, and pays the compensation of all Officers and Trustees of the Funds who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Funds with respect to which the Adviser transferred dispositive and voting control to the Funds’ Proxy Voting Committee. During the six months ended March 31, 2012, the Mighty Mites Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $57,030.

The Adviser has contractually agreed to waive investment advisory fees and/or to reimburse expenses to the SmallCap Equity Fund, Income Fund, and Intermediate Bond Fund in the event annual expenses of such Funds exceed certain prescribed limits. Such fee waiver/reimbursement arrangement continues until at least January 31, 2013. For the six months ended March 31, 2012, the Adviser waived fees or reimbursed expenses in the amounts of $29,878, $21,399, and $28,619 for the SmallCap Equity Fund, Income Fund, and Intermediate Bond Fund, respectively. In addition, the SmallCap Equity Fund, Income Fund, and Intermediate Bond Fund are obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Funds only to the extent that the operating expenses of the Funds fall below the applicable expense limitation for Class AAA of 1.50%, 2.00%, and 1.00%, respectively, and for Class A of 1.75%, 2.25%, and 1.10%, respectively, and for Class B (for the Intermediate Bond Fund only) and Class C (for the SmallCap Equity, Income, and Intermediate Bond Funds only) of 2.25%, 2.75%, and 1.75%, respectively, and for Class I of 1.25%, 1.75%, and 0.75%, respectively, of average daily net assets, the annual limitation under the Advisory Agreements. As of March 31, 2012, the cumulative unreimbursed amounts which may be recovered by the Adviser within the next two fiscal years are $160,302, $157,897, and $177,395 for the SmallCap Equity, Income, and Intermediate Bond Funds, respectively.

	For the year ended September 30, 2010, expiring September 30, 2012	For the year ended September 30, 2011, expiring September 30, 2013	For the six months ended March 31, 2012, expiring September 30, 2014	Total
SmallCap Equity Fund	$70,274	$60,150	$29,878	$160,302
Income Fund	87,278	49,220	21,399	157,897
Intermediate Bond Fund	81,582	67,194	28,619	177,395

The Adviser has a Subadvisory Agreement with Westwood Management Corp. (the “Subadviser”) for the Equity Fund, Balanced Fund, and Intermediate Bond Fund. The Adviser paid the Subadviser out of its advisory fees with respect to these three

GAMCO Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

Funds a fee computed daily and payable monthly, in an amount equal on an annualized basis to the greater of (i) $150,000 per year on an aggregate basis for all applicable Funds or (ii) 35% of the net revenues to the Adviser from the applicable Funds.

The Trust pays each Trustee who is not considered an affiliated person an annual retainer of $9,000 plus $2,000 for each Board meeting attended, and they are reimbursed by the Trust for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the Chairman of the Audit Committee receives a $3,000 annual fee, and the Lead Trustee receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

4.   Distribution Plan.   The Trust’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Funds, at annual rates of 0.25%, 0.50% (for the Intermediate Bond Fund’s Class A Shares at an annual rate of 0.35%), 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5.  Portfolio Securities.   Purchases and sales of securities during the six months ended March 31, 2012, other than short-term securities, are as follows:

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Mighty Mites Fund	$35,421,761	$38,385,187	—	—
SmallCap Equity Fund	6,339,267	13,083,068	—	—
Income Fund	684,541	371,595	—	—
Equity Fund	17,558,871	34,535,830	—	—
Balanced Fund.	13,427,223	14,663,813	$2,838,114	$3,000,000
Intermediate Bond Fund	1,233,308	—	1,320,984	400,000

6.  Transactions with Affiliates.   During the six months ended March 31, 2012, the Mighty Mites Fund and the Income Fund paid brokerage commissions on security trades of $39,874 and $264 respectively, to Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Funds. Additionally, the Distributor and its predecessor distributor, Gabelli & Co., retained a total of $36,687 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating each Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2012, the Mighty Mites Fund, Equity Fund, and Balanced Fund each paid or accrued $22,500 to the Adviser in connection with the cost of computing these Funds’ NAVs. This expense was not charged during the six months ended March 31, 2012 for the SmallCap Equity Fund, Income Fund, and Intermediate Bond Fund.

7.   Shares of Beneficial Interest.   The Funds, except for the SmallCap Equity Fund, Income Fund, and Equity Fund that no longer offer Class B Shares, offer five classes of shares – Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge solely to certain institutions, directly through the Distributor, or brokers that have entered in to selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 4.00%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable Class B CDSC is equal to a percentage declining from 5% of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by the Distributor.

The Mighty Mites Fund, SmallCap Equity Fund, and Income Fund impose a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the respective Fund as an increase in paid-in capital. The redemption fees retained by the Mighty Mites Fund, SmallCap Equity Fund, and Income Fund during the six months ended March 31, 2012 amounted to $1,599, $789, and $0, respectively, and the year ended September 30, 2011 amounted to $10,418, $1,107, and $52, respectively.

GAMCO Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest were as follows:

	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011
	Mighty Mites Fund		SmallCap Equity Fund		Income Fund
Class AAA
Shares sold.	2,839,059	14,701,924	488,807	2,341,059	249,151	134,471
Shares issued upon reinvestment of distributions	427,647	445,730	34,341	—	4,587	5,654
Shares redeemed.	(6,158,468)	(8,496,034)	(1,247,210)	(877,330)	(290,943)	(170,633)

Net increase/(decrease) in Class AAA Shares	(2,891,762)	6,651,620	(724,062)	1,463,729	(37,205)	(30,508)

Class A
Shares sold.	569,742	3,765,987	140,811	331,023	13,127	3,772
Shares issued upon reinvestment of distributions	85,465	83,026	10,167	—	68	179
Shares redeemed.	(606,387)	(2,548,840)	(148,717)	(204,593)	—	(41,726)

Net increase/(decrease) in Class A Shares	48,820	1,300,173	2,261	126,430	13,195	(37,775)

Class B
Shares sold.	—	209	—	—	—	—
Shares issued upon reinvestment of distributions	5	146	—	—	—	—
Shares redeemed.	(519)	(4,916)	—	(441)*	—	—

Net decrease in Class B Shares	(514)	(4,561)	—	(441)	—	—

Class C
Shares sold.	573,943	3,846,639	99,024	415,018	55,652	42,287
Shares issued upon reinvestment of distributions	109,718	71,039	10,935	—	287	19
Shares redeemed.	(702,886)	(813,157)	(43,265)	(34,016)	(1,511)	(2,396)

Net increase/(decrease) in Class C Shares	(19,225)	3,104,521	66,694	381,002	54,428	39,910

Class I
Shares sold.	2,050,968	2,863,434	206,231	40,970	1,242	4,674
Shares issued upon reinvestment of distributions	47,624	25,752	3,180	—	113	98
Shares redeemed.	(1,022,724)	(768,626)	(19,240)	(65,947)	(1,354)	(41)

Net increase/(decrease) in Class I Shares	1,075,868	2,120,560	190,171	(24,977)	1	4,731

	Equity Fund		Balanced Fund		Intermediate Bond Fund
Class AAA
Shares sold.	157,013	610,765	1,013,589	1,128,520	333,618	397,169
Shares issued upon reinvestment of distributions	89,435	65,103	60,174	154,208	11,798	22,028
Shares redeemed.	(2,011,036)	(2,765,936)	(1,247,396)	(4,021,810)	(856,293)	(427,000)

Net decrease in Class AAA Shares	(1,764,588)	(2,090,068)	(173,633)	(2,739,082)	(510,877)	(7,803)

Class A
Shares sold.	11,981	89,981	41,990	22,244	67,664	53,130
Shares issued upon reinvestment of distributions	2,585	1,876	2,344	5,917	1,239	861
Shares redeemed.	(101,102)	(463,101)	(62,561)	(99,023)	(23,410)	(24,184)

Net increase/(decrease) in Class A Shares	(86,536)	(371,244)	(18,227)	(70,862)	45,493	29,807

Class B
Shares sold.	—	—	—	253	—	—
Shares issued upon reinvestment of distributions	—	—	13	31	4	27
Shares redeemed.	—	(791)**	(18)	(4,887)	(228)	(2,593)

Net decrease in Class B Shares	—	(791)	(5)	(4,603)	(224)	(2,566)

Class C
Shares sold.	13,088	11,113	27,904	58,562	72,069	206,062
Shares issued upon reinvestment of distributions	—	—	1,542	3,614	1,860	1,234
Shares redeemed.	(29,290)	(29,449)	(25,116)	(114,884)	(123,966)	(161,650)

Net increase/(decrease) in Class C Shares	(16,202)	(18,336)	4,330	(52,708)	(50,037)	45,646

Class I
Shares sold.	25,320	180,607	61,053	92,692	624,084	7,954
Shares issued upon reinvestment of distributions	1,724	916	1,636	3,667	159	339
Shares redeemed.	(46,725)	(148,140)	(43,800)	(84,939)	(766)	(8,295)

Net increase/(decrease) in Class I Shares	(19,681)	33,383	18,889	11,420	623,477	(2)

*	SmallCap Equity Fund’s Class B Shares were fully redeemed on May 3, 2011.
**	Equity Fund’s Class B Shares were fully redeemed on March 1, 2011.

GAMCO Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

8. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Mighty Mites Fund’s transactions in the securities of these issuers during the six months ended March 31, 2012 is set forth below:

	Beginning Shares	Shares Purchased	Shares Sold	Ending Shares	Dividends	Net Change In Unrealized Appreciation	Realized Gain	Value at March 31, 2012	Percent Owned of Shares Outstanding
Beasley Broadcast Group Inc., Cl. A.	545,000	1,900	—	546,900	—	$262,101	—	$2,351,670	8.89%
Burnham Holdings Inc., Cl. A*	142,400	13,400	—	155,800	$52,735	56,356	—	2,391,530	5.40%
Edgewater Technology Inc	632,589	25,300	—	657,889	—	1,021,492	—	2,578,925	5.79%
General Chemical Group Inc.*	267,226	—	—	267,226	—	56,519	—	3,113	8.59%
Sevcon Inc	314,954	59,981	—	374,935	—	171,355	—	2,523,313	10.81%
SL Industries Inc	232,916	25,780	(130)	258,566	—	696,687	$1,900	5,060,137	5.67%

Total					$52,735	$2,264,510	$1,900	$14,908,688

*	Security was not affiliated at September 30, 2011.

9. Indemnifications. The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10. Other Matters. On April 24, 2008, Gabelli Funds, LLC, an affiliate of the Adviser (by virtue of common ownerships) entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, Gabelli Funds, LLC without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including these Funds, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by Gabelli Funds, LLC did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreements.

11. Subsequent Events. Management has evaluated the impact on the Funds of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The GAMCO Westwood Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Teton Advisors, Inc., which is an affiliate of GAMCO Investors, Inc., a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.

What kind of non-public information do we collect about you if you become a Fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI/GAMCO FAMILY OF FUNDS

VALUE

Gabelli Asset Fund

Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital.    (Multiclass)

Team Managed

Gabelli Dividend Growth Fund (formerly Gabelli Blue Chip Value Fund)

Seeks to invest at least 80% of its net assets in dividend paying stocks.    (Multiclass)

Portfolio Manager:  Barbara G. Marcin, CFA

GAMCO Westwood Equity Fund

Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation.    (Multiclass)

Team Managed

FOCUSED VALUE

Gabelli Focus Five Fund (formerly Gabelli Woodland Small Cap Value Fund)

Seeks to invest up to 50% of its net assets in the equity securities of five companies with the remaining net assets invested in ten to twenty other companies or in short-term high grade investments or cash and cash equivalents.    (Multiclass)

Team Managed

Gabelli Value Fund

Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)

Team Managed

SMALL CAP

Gabelli Small Cap Growth Fund

Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation.    (Multiclass)

Portfolio Manager:  Mario J. Gabelli, CFA

GAMCO Westwood SmallCap Equity Fund

Seeks to invest primarily in smaller capitalization equity securities – market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation.    (Multiclass)

Portfolio Manager:  Nicholas F. Galluccio

GROWTH

GAMCO Growth Fund

Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)

Portfolio Manager:  Howard F.Ward, CFA

GAMCO International Growth Fund

Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification.    (Multiclass)

Portfolio Manager:  Caesar Bryan

AGGRESSIVE GROWTH

GAMCO Global Growth Fund

Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation.    (Multiclass) Team Managed

MICRO-CAP

GAMCO Westwood Mighty MitesSM Fund

Seeks to invest in micro-cap companies that have market capitalizations of $500 million or less. The Fund’s primar y objective is long-term capital appreciation.     (Multiclass) Team Managed

EQUITY INCOME

Gabelli Equity Income Fund

Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly distributions and seeks a high level of total return with an emphasis on income. (Multiclass)

Portfolio Manager:  Mario J. Gabelli, CFA

GAMCO Westwood Balanced Fund

Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income.    (Multiclass)

Team Managed

GAMCO Westwood Income Fund

Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)

Portfolio Manager:  Barbara G. Marcin, CFA

SPECIALTY EQUITY

GAMCO Vertumnus Fund

Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation.    (Multiclass)

Portfolio Manager:  Mario J. Gabelli, CFA

GAMCO Global Opportunity Fund

Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation.    (Multiclass)

Team Managed

Gabelli SRI Green Fund

Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages, organic living, and urbanization). The Fund’s primary objective is capital appreciation.    (Multiclass) Team Managed

SECTOR

GAMCO Global Telecommunications Fund

Seeks to invest in telecommunications companies throughout the world – targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation.

(Multiclass) Team Managed

Gabelli Gold Fund (formerly GAMCO Gold Fund)

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors.    (Multiclass)

Portfolio Manager:  Caesar Bryan

Gabelli Utilities Fund

Seeks to provide a high level of total return through a combination of capital appreciation and current income.    (Multiclass)

Portfolio Manager:  Mario J. Gabelli, CFA

MERGER AND ARBITRAGE

Gabelli ABC Fund

Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss.    (No-load)

Portfolio Manager: Mario J. Gabelli, CFA

Gabelli Enterprise Mergers and Acquisitions Fund

Seeks to invest in securities believed to be likely acquisition targets within 12–18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)

Portfolio Manager:  Mario J. Gabelli, CFA

CONTRARIAN

GAMCO Mathers Fund

Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss.    (No-load)

Portfolio Manager:  Henry Van der Eb, CFA

Comstock Capital Value Fund

Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.    (Multiclass)

Portfolio Managers:  Charles L. Minter

Martin Weiner, CFA

FIXED INCOME

GAMCO Westwood Intermediate Bond Fund

Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return.    (Multiclass)

Portfolio Manager: Mark R. Freeman, CFA

CASH MANAGEMENT-MONEY MARKET

Gabelli U.S. Treasury Money Market Fund

Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity.     (No-load)

Co-Portfolio Managers: Judith A. Raneri

Ronald S. Eaker

An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency.Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

To receive a prospectus, call 800-GABELLI (800-422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund before investing. The prospectus contains more information about these and other matters and should be read carefully before investing.

Distributed by G. distributors, LLC, One Corporate Center, Rye, NY 10580.

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GAMCO WESTWOOD FUNDS

GAMCO Westwood Mighty MitesSM Fund

GAMCO Westwood SmallCap Equity Fund

GAMCO Westwood Income Fund

GAMCO Westwood Equity Fund

GAMCO Westwood Balanced Fund

GAMCO Westwood Intermediate Bond Fund

One Corporate Center

Rye, New York 10580-1422

General and Account Information:

800-WESTWOOD [800-937-8966]

fax: 914-921-5118

website: www.tetonadv.com

e-mail: info@tetonadv.com

Board of Trustees
ANTHONY J. COLAVITA President, Anthony J. Colavita, P.C.	WERNER J. ROEDER, MD Medical Director, Lawrence Hospital

JAMES P. CONN Former Chief Investment Officer, Financial Security Assurance Holdings Ltd.	SALVATORE J. ZIZZA Chairman, Zizza & Associates Corp.

Officers
BRUCE N. ALPERT President, Secretary, and Acting Chief Compliance Officer	AGNES MULLADY Treasurer

Investment Adviser

Teton Advisors, Inc.

Custodian

The Bank of New York Mellon

Distributor

G.distributors, LLC

Legal Counsel

Paul Hastings LLP

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.tetonadv.com.

This report is submitted for the information of the shareholders of the GAMCO Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABWWQ112SAR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	The GAMCO Westwood Funds

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date        6/8/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date        6/8/12

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date        6/8/12

* Print the name and title of each signing officer under his or her signature.